                           SPDR(R) INDEX SHARES FUNDS

                                   PROSPECTUS


                           SPDR(R) DJ STOXX 50(R) ETF
                         SPDR(R) DJ EURO STOXX 50(R) ETF
                    SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
                            SPDR(R) S&P(R) CHINA ETF
                       SPDR(R) S&P(R) EMERGING MARKETS ETF
                           SPDR(R) S&P(R) BRIC 40 ETF
                       SPDR(R) S&P(R) EMERGING EUROPE ETF
                    SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF
                SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF
                         SPDR(R) S&P(R) WORLD EX-US ETF
                   SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
                SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
              SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                           SPDR(R) MSCI ACWI EX-US ETF
                   SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
                 SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
                    SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF
                    SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF
                  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF
                   SPDR(R) DJ WILSHIRE GLOBAL REAL ESTATE ETF
         SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
            SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF
                 SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF
                SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF
               SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF
               SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF
                SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF
               SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF
           SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
                SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF

                                JANUARY 31, 2009

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS


OVERVIEW OF THE FUNDS..............................  1
  Who Should Invest?...............................  1
  Principal Strategies of the Funds................  2
  Principal Risks of the Funds.....................  6
DESCRIPTION OF THE FUNDS...........................  11
  SPDR DJ STOXX 50 ETF.............................  11
  SPDR DJ EURO STOXX 50 ETF........................  12
  SPDR S&P Emerging Asia Pacific ETF...............  13
  SPDR S&P China ETF...............................  16
  SPDR S&P Emerging Markets ETF....................  19
  SPDR S&P BRIC 40 ETF.............................  21
  SPDR S&P Emerging Europe ETF.....................  25
  SPDR S&P Emerging Latin America ETF..............  28
  SPDR S&P Emerging Middle East & Africa ETF.......  30
  SPDR S&P World ex-US ETF.........................  34
  SPDR S&P International Small Cap ETF.............  36
  SPDR DJ Wilshire International Real Estate ETF...  37
  SPDR FTSE/Macquarie Global Infrastructure 100
     ETF...........................................  39
  SPDR MSCI ACWI ex-US ETF.........................  42
  SPDR Russell/Nomura PRIME Japan ETF..............  44
  SPDR Russell/Nomura Small Cap Japan ETF..........  46
  SPDR S&P International Dividend ETF..............  47
  SPDR S&P International Mid Cap ETF...............  49
  SPDR S&P Emerging Markets Small Cap ETF..........  51
  SPDR DJ Wilshire Global Real Estate ETF..........  53
  SPDR S&P International Consumer Discretionary
     Sector ETF....................................  55
  SPDR S&P International Consumer Staples Sector
     ETF...........................................  57
  SPDR S&P International Energy Sector ETF.........  59
  SPDR S&P International Financial Sector ETF......  61
  SPDR S&P International Health Care Sector ETF....  63
  SPDR S&P International Industrial Sector ETF.....  65
  SPDR S&P International Materials Sector ETF......  67
  SPDR S&P International Technology Sector ETF.....  69
  SPDR S&P International Telecommunications Sector
     ETF...........................................  71
  SPDR S&P International Utilities Sector ETF......  73

PERFORMANCE BAR CHARTS AND TABLES..................  75
FEES AND EXPENSES..................................  93
  Examples.........................................  98
ADDITIONAL INDEX INFORMATION.......................  102
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER
  CONSIDERATIONS...................................  107
  Additional Investment Strategies.................  107
  Additional Risks.................................  108
MANAGEMENT.........................................  111
INDEX/TRADEMARK LICENSES/DISCLAIMERS...............  114
DETERMINATION OF NET ASSET VALUE...................  123
BUYING AND SELLING THE FUNDS.......................  124
PURCHASE AND REDEMPTION OF CREATION UNITS..........  124
DISTRIBUTIONS......................................  129
PORTFOLIO HOLDINGS.................................  131
TAX MATTERS........................................  131
GENERAL INFORMATION................................  136
FINANCIAL HIGHLIGHTS...............................  137
ADDITIONAL INFORMATION CONCERNING THE FUNDS........  151
WHERE TO LEARN MORE ABOUT THE FUNDS................  Back Cover

                              OVERVIEW OF THE FUNDS

     The investment portfolios offered by this Prospectus as described herein (each is referred to as a "Fund" and collectively, the "Funds") are series of SPDR Index Shares Funds (the "Trust").

     Each Fund, using an "indexing" investment approach, seeks to replicate as closely as possible, before fees and expenses, the total return, or price and yield performance, of a market index (each, an "Index"). For more information regarding each Index, please refer to the "Additional Index Information" section of this Prospectus. SSgA Funds Management, Inc. (the "Adviser") serves as investment adviser to the Funds. The Tuckerman Group LLC ("Tuckerman" or the "Sub-Adviser") serves as investment sub-adviser to the SPDR DJ Wilshire International Real Estate ETF and the SPDR DJ Wilshire Global Real Estate ETF (each, a "Real Estate ETF" and collectively, the "Real Estate ETFs") and is responsible for the day-to-day management of each Real Estate ETF's portfolio. To the extent that a reference in this Prospectus refers to the "Adviser," such reference should also be read to refer to Tuckerman with respect to each Real Estate ETF where the context requires.

     The shares of the Funds (the "Shares") are listed on a national securities exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit," principally in-kind for securities included in the relevant Index; provided, however, the Trust reserves the right to permit or require the substitution of cash for in-kind securities. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

                               WHO SHOULD INVEST?

     Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities as represented in each Fund's Index. Each Fund may be suitable for long-term investment in the market or sector represented in its Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds, which are only bought and sold at closing net asset values, each Fund's Shares are listed on the Exchange and trade in a secondary market on an intraday basis and can be created and redeemed principally in-kind in Creation Units at each Fund's next calculated daily net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on each Fund that could arise from frequent cash creation and redemption transactions that may affect the net asset value of a Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities to raise cash for redemptions which, in turn, may generate taxable gains, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for shareholders who remain invested in a Fund.

                        PRINCIPAL STRATEGIES OF THE FUNDS

     The Adviser seeks a correlation of 0.95 or better (before expenses and taxes) between each Fund's performance and the performance of its Index. A correlation of 1.00 would represent perfect correlation. A number of factors may affect a Fund's ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology (as described below). There can be no guarantee that a Fund will achieve a high degree of correlation.

     The SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF and the SPDR S&P BRIC 40 ETF generally will invest in all of the securities comprising their respective benchmark Index in proportion to the weightings in its Index. The Adviser, in seeking to achieve each Fund's investment objective other than the SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF and the SPDR S&P BRIC 40 ETF, and under various circumstances where it may not be possible or practicable to purchase all of the securities in the benchmark Index for each of the SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF and the SPDR S&P BRIC 40 ETF, will utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of the securities in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects each Fund, except the SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF and the SPDR S&P BRIC 40 ETF, to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective.

     In addition, from time to time, securities are added to or removed from each Index and consequently the countries represented by an Index, except with respect to the SPDR S&P China ETF, SPDR S&P BRIC 40 ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF, may change. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available investment techniques, in seeking to track an Index.

     The Funds have adopted investment policies with respect to the assets invested in securities of companies represented in their respective Indices. Specifically, the Adviser will normally invest at least 90% of each of the following Fund's assets in the securities of companies in its respective Index and/or corresponding American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"):

   SPDR DJ STOXX 50 ETF
   SPDR DJ EURO STOXX 50 ETF
   SPDR S&P Emerging Asia Pacific ETF
   SPDR S&P China ETF
   SPDR S&P Emerging Markets ETF
   SPDR S&P Emerging Europe ETF
   SPDR S&P Emerging Latin America ETF
   SPDR S&P Emerging Middle East & Africa ETF
   SPDR S&P World ex-US ETF
   SPDR S&P International Small Cap ETF
   SPDR DJ Wilshire International Real Estate ETF
   SPDR FTSE/Macquarie Global Infrastructure 100 ETF
   SPDR MSCI ACWI ex-US ETF
   SPDR Russell/Nomura PRIME Japan ETF
   SPDR Russell/Nomura Small Cap Japan ETF

     The Adviser will normally invest at least 80% of each of the following Fund's assets in the securities of companies in its respective Index and/or corresponding ADRs or GDRs:

   SPDR S&P BRIC 40 ETF
   SPDR S&P International Dividend ETF
   SPDR S&P International Mid Cap ETF
   SPDR S&P Emerging Markets Small Cap ETF
   SPDR DJ Wilshire Global Real Estate ETF
   SPDR S&P International Consumer Discretionary Sector ETF
   SPDR S&P International Consumer Staples Sector ETF
   SPDR S&P International Energy Sector ETF
   SPDR S&P International Financial Sector ETF
   SPDR S&P International Health Care Sector ETF
   SPDR S&P International Industrial Sector ETF
   SPDR S&P International Materials Sector ETF
   SPDR S&P International Technology Sector ETF
   SPDR S&P International Telecommunications Sector ETF
   SPDR S&P International Utilities Sector ETF

     The Funds may invest directly in local securities or in ADRs or GDRs that trade on developed market exchanges (collectively, "Investment Securities"), such as the Hong Kong Stock Exchange, the London Stock Exchange, NASDAQ, and the New York Stock Exchange ("NYSE"). The Adviser may purchase an ADR or GDR as a replacement for the actual foreign security in the applicable Index. Conversely, the Adviser may purchase the actual foreign security as a replacement for an ADR or GDR included in the applicable Index. Each Fund will provide shareholders with at least 60 days notice prior to any material change in these policies or changing its benchmark Index. For purposes of these policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment.

     Each Fund may also invest its other assets in securities not included in its Index, but which the Adviser believes will help a Fund track its Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Each Fund will generally concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that its benchmark Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of U.S. states or U.S. municipal governments and their political subdivisions are not considered to be issued by members of any industry. Each Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund.

     Each Fund, except the SPDR DJ STOXX 50 ETF, the SPDR DJ EURO STOXX 50 ETF, the SPDR S&P Emerging Markets ETF, the SPDR S&P BRIC 40 ETF, the SPDR S&P World ex-US ETF, the SPDR MSCI ACWI ex-US ETF and the SPDR S&P International Dividend ETF, has adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name measured at the time of investment. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% policy. The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. The investment objectives of the following Funds may not be changed without shareholder approval:

   SPDR DJ STOXX 50 ETF
   SPDR DJ EURO STOXX 50 ETF
   SPDR S&P Emerging Asia Pacific ETF

   SPDR S&P China ETF
   SPDR S&P Emerging Markets ETF
   SPDR S&P BRIC 40 ETF
   SPDR S&P Emerging Europe ETF
   SPDR S&P Emerging Latin America ETF
   SPDR S&P Emerging Middle East & Africa ETF
   SPDR S&P World ex-US ETF
   SPDR S&P International Small Cap ETF
   SPDR DJ Wilshire International Real Estate ETF
   SPDR MSCI ACWI ex-US ETF
   SPDR Russell/Nomura PRIME Japan ETF
   SPDR Russell/Nomura Small Cap Japan ETF

     The investment objectives of the following Funds may be changed without shareholder approval:

   SPDR FTSE/Macquarie Global Infrastructure 100 ETF
   SPDR S&P International Dividend ETF
   SPDR S&P International Mid Cap ETF
   SPDR S&P Emerging Markets Small Cap ETF
   SPDR DJ Wilshire Global Real Estate ETF
   SPDR S&P International Consumer Discretionary Sector ETF
   SPDR S&P International Consumer Staples Sector ETF
   SPDR S&P International Energy Sector ETF
   SPDR S&P International Financial Sector ETF
   SPDR S&P International Health Care Sector ETF
   SPDR S&P International Industrial Sector ETF
   SPDR S&P International Materials Sector ETF
   SPDR S&P International Technology Sector ETF
   SPDR S&P International Telecommunications Sector ETF
   SPDR S&P International Utilities Sector ETF

                          PRINCIPAL RISKS OF THE FUNDS

     A FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN A FUND. A FUND MAY NOT ACHIEVE ITS OBJECTIVES. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.









TICKER           NAME



                                                             FOREIGN         NON-                                        INDEX
                                INDEX  MARKET  MANAGEMENT   SECURITIES   DIVERSIFIED    CONCENTRATION   DERIVATIVES     TRACKING
                                 RISK   RISK      RISK         RISK          RISK            RISK           RISK          RISK
 FEU    SPDR DJ STOXX 50 ETF      X       X         X           X             X               X              X             X

        SPDR DJ EURO STOXX 50
 FEZ    ETF                       X       X         X           X             X               X              X             X

        SPDR S&P Emerging Asia
 GMF    Pacific ETF               X       X         X           X             X               X              X             X

 GXC    SPDR S&P China ETF        X       X         X           X             X               X              X             X

        SPDR S&P Emerging
 GMM    Markets ETF               X       X         X           X             X               X              X             X

 BIK    SPDR S&P BRIC 40 ETF      X       X         X           X             X               X              X             X

        SPDR S&P Emerging
 GUR    Europe ETF                X       X         X           X             X               X              X             X

        SPDR S&P Emerging
 GML    Latin America ETF         X       X         X           X             X               X              X             X

        SPDR S&P Emerging
        Middle East & Africa
 GAF    ETF                       X       X         X           X             X               X              X             X

        SPDR S&P World ex-U.S.
 GWL    ETF                       X       X         X           X             X               X              X             X

        SPDR S&P International
 GWX    Small Cap ETF             X       X         X           X             X               X              X             X

        SPDR DJ Wilshire
        International Real
 RWX    Estate ETF                X       X         X           X             X               X              X             X

        SPDR FTSE/Macquarie
        Global Infrastructure
 GII    100 ETF                   X       X         X           X             X               X              X             X

        SPDR MSCI ACWI ex-U.S.
 CWI    ETF                       X       X         X           X             X               X              X             X

        SPDR Russell/Nomura
 JPP    PRIME Japan ETF           X       X         X           X             X               X              X             X

        SPDR Russell/Nomura
 JSC    Small Cap Japan ETF       X       X         X           X             X               X              X             X

        SPDR S&P International
 DWX    Dividend ETF              X       X         X           X             X               X              X             X

        SPDR S&P International
 MDD    Mid Cap ETF               X       X         X           X             X               X              X             X

        SPDR S&P Emerging
 EWX    Markets Small Cap ETF     X       X         X           X             X               X              X             X

        SPDR DJ Wilshire
 RWO    Global Real Estate ETF    X       X         X           X             X               X              X             X

        SPDR S&P International
        Consumer Discretionary
 IPD    Sector ETF                X       X         X           X             X               X              X             X

        SPDR S&P International
        Consumer Staples
 IPS    Sector ETF                X       X         X           X             X               X              X             X







TICKER           NAME


                                                                                           COUNTRY
                                LARGE     MID      SMALL   MICRO   EMERGING                  AND      SECTOR/INDUSTRY
                                 CAP      CAP       CAP     CAP     MARKETS   GEOGRAPHIC  REGIONAL       SPECIFIC
                                 RISK    RISK      RISK     RISK     RISK        RISK       RISK           RISK

 FEU    SPDR DJ STOXX 50 ETF      X                                                X          X

        SPDR DJ EURO STOXX 50
 FEZ    ETF                       X                                                X          X

        SPDR S&P Emerging Asia
 GMF    Pacific ETF               X        X         X       X         X           X          X

 GXC    SPDR S&P China ETF        X        X         X       X         X           X          X

        SPDR S&P Emerging
 GMM    Markets ETF               X        X         X       X         X

 BIK    SPDR S&P BRIC 40 ETF      X        X         X                 X           X          X

        SPDR S&P Emerging
 GUR    Europe ETF                X        X         X       X         X           X          X

        SPDR S&P Emerging
 GML    Latin America ETF         X        X         X       X         X           X          X

        SPDR S&P Emerging
        Middle East & Africa
 GAF    ETF                       X        X         X       X         X           X          X

        SPDR S&P World ex-U.S.
 GWL    ETF                       X        X         X       X

        SPDR S&P International
 GWX    Small Cap ETF                                X       X

        SPDR DJ Wilshire
        International Real
 RWX    Estate ETF                X        X         X       X         X                                     X

        SPDR FTSE/Macquarie
        Global Infrastructure
 GII    100 ETF                   X        X         X                 X                                     X

        SPDR MSCI ACWI ex-U.S.
 CWI    ETF                       X        X         X                 X

        SPDR Russell/Nomura
 JPP    PRIME Japan ETF           X        X                                       X          X

        SPDR Russell/Nomura
 JSC    Small Cap Japan ETF                          X       X                     X          X

        SPDR S&P International
 DWX    Dividend ETF              X        X         X                 X

        SPDR S&P International
 MDD    Mid Cap ETF                        X         X

        SPDR S&P Emerging
 EWX    Markets Small Cap ETF                        X       X         X

        SPDR DJ Wilshire
 RWO    Global Real Estate ETF    X        X         X       X         X                                     X

        SPDR S&P International
        Consumer Discretionary
 IPD    Sector ETF                X        X         X       X                                               X

        SPDR S&P International
        Consumer Staples
 IPS    Sector ETF                X        X         X       X                                               X








TICKER           NAME



                                                             FOREIGN         NON-                                        INDEX
                                INDEX  MARKET  MANAGEMENT   SECURITIES   DIVERSIFIED    CONCENTRATION   DERIVATIVES     TRACKING
                                 RISK   RISK      RISK         RISK          RISK            RISK           RISK          RISK
        SPDR S&P International
 IPW    Energy Sector ETF         X       X         X           X             X               X              X             X

        SPDR S&P International
 IPF    Financial Sector ETF      X       X         X           X             X               X              X             X

        SPDR S&P International
 IRY    Health Care Sector ETF    X       X         X           X             X               X              X             X

        SPDR S&P International
 IPN    Industrial Sector ETF     X       X         X           X             X               X              X             X

        SPDR S&P International
 IRV    Materials Sector ETF      X       X         X           X             X               X              X             X

        SPDR S&P International
 IPK    Technology Sector ETF     X       X         X           X             X               X              X             X

        SPDR S&P International
        Telecommunications
 IST    Sector ETF                X       X         X           X             X               X              X             X

        SPDR S&P International
 IPU    Utilities Sector ETF      X       X         X           X             X               X              X             X







TICKER           NAME


                                                                                           COUNTRY
                                LARGE     MID      SMALL   MICRO   EMERGING                  AND      SECTOR/INDUSTRY
                                 CAP      CAP       CAP     CAP     MARKETS   GEOGRAPHIC  REGIONAL       SPECIFIC
                                 RISK    RISK      RISK     RISK     RISK        RISK       RISK           RISK

        SPDR S&P International
 IPW    Energy Sector ETF         X        X         X       X                                               X

        SPDR S&P International
 IPF    Financial Sector ETF      X        X         X       X                                               X

        SPDR S&P International
 IRY    Health Care Sector ETF    X        X         X       X                                               X

        SPDR S&P International
 IPN    Industrial Sector ETF     X        X         X       X                                               X

        SPDR S&P International
 IRV    Materials Sector ETF      X        X         X       X                                               X

        SPDR S&P International
 IPK    Technology Sector ETF     X        X         X       X                                               X

        SPDR S&P International
        Telecommunications
 IST    Sector ETF                X        X         X       X                                               X

        SPDR S&P International
 IPU    Utilities Sector ETF      X        X         X       X                                               X



     All of the Funds are subject to the following risks:

     INDEX RISK: Unlike many investment companies, each Fund is not actively "managed." Therefore, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the relevant Index. A Fund may not perform the same as its benchmark Index due to tracking error.

     MARKET RISK: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of equity securities could decline generally or could underperform other investments.

     MANAGEMENT RISK: Because each Fund may not fully replicate its Index and may hold less than the total number of securities in its benchmark Index, each Fund is subject to management risk. This is the risk that the Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

     FOREIGN SECURITIES RISK: Each Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United

States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

     Depositary Receipts. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

          Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

          Depositary receipts may be unregistered and unlisted. A Fund's investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended ("Securities Act").The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within a Fund's limitation on investment in illiquid securities. It is possible that ADRs and GDRs purchased by a Fund in reliance on Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell these types of ADRs or GDRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

     Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     Currency Risk. Each Fund's net asset value is determined on the basis of U.S. dollars, and therefore, a Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

     Political and Economic Risk. Each Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause a Fund's investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Fund to buy and sell securities. In addition, foreign markets, especially those in emerging economies, may impose trading and/or price restrictions on transactions in local trading markets. These factors could result in a loss to a Fund by causing a Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

     NON-DIVERSIFIED RISK: Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on a Fund's share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of each Fund.

     CONCENTRATION RISK: Each Fund's assets will generally be concentrated in an industry or group of industries to the extent that a Fund's underlying Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

     DERIVATIVES RISK: A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

     INDEX TRACKING RISK: A Fund's return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index, and also incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of its Index, or representative sample of its Index. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If a Fund utilizes a sampling approach, invests in ADRs or GDRs based on the securities in its Index and/or invests in futures or other derivative positions, its return may not correlate as well with the return on its Index, as would be the case if a Fund purchased all of the securities in its Index.

                            DESCRIPTION OF THE FUNDS

                              SPDR DJ STOXX 50 ETF
                                  (SYMBOL: FEU)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones STOXX 50(R) Index ("Dow Jones STOXX 50 Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones STOXX 50 Index. The Dow Jones STOXX 50 Index is a pan-European index that represents the performance of some of the largest companies, across all components of the 18 Dow Jones STOXX(R) 600 Supersector Indexes. The 50 companies in the Dow Jones STOXX 50 Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding Dow Jones STOXX(R) TMI Supersector Index. In addition, any stocks that are currently components of the Dow Jones STOXX 50 Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Dow Jones STOXX 50 Index. In addition, any stocks that are current components of the Dow Jones STOXX 50 Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Dow Jones STOXX 50 Index.

     Under normal market conditions, the Adviser expects the Fund to hold all of the securities in the Dow Jones STOXX 50 Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (EUROPE): Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

                            SPDR DJ EURO STOXX 50 ETF
                                  (SYMBOL: FEZ)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones EURO STOXX 50(R) Index ("Dow Jones EURO STOXX 50 Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones EURO STOXX 50 Index. The Dow Jones EURO STOXX 50 Index represents the performance of some of the largest companies across all components of the 18 Dow Jones EURO STOXX(R) Supersector Indexes. The 50 companies in the Dow Jones EURO STOXX 50 Index are selected by first identifying the companies that equal approximately 60% of the free-float market capitalization of each corresponding Dow Jones EURO STOXX(R) TMI Supersector Index. In addition, any stocks that are currently components of the Dow Jones EURO STOXX 50 Index are added to the list. From that list, the 40 largest stocks are selected to be components of the Dow Jones EURO STOXX 50 Index. In addition, any stocks that are current components of the Dow Jones EURO STOXX 50 Index (and ranked 41-60 on the list) are included as components. If there are still less than 50 component stocks, the applicable number of the largest remaining stocks on the list ranked 41 or higher are included as components of the Dow Jones EURO STOXX 50 Index.

     Under normal market conditions, the Adviser expects the Fund to hold all of the securities in the Dow Jones EURO STOXX 50 Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (EUROPE): Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

                       SPDR S&P EMERGING ASIA PACIFIC ETF
                                  (SYMBOL: GMF)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the Asia Pacific Region. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Asia Pacific Emerging BMI Index ("Asia Pacific Emerging Index"). The Asia Pacific Emerging Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. As of December 31, 2008, the Asia Pacific Emerging Index consisted of companies from China, India, Indonesia, Malaysia, Pakistan, Philippines, Taiwan and Thailand. The Asia Pacific Emerging Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Asia Pacific Emerging Index calculation. As of December 31, 2008, the Asia Pacific Emerging Index was comprised of 1,452 securities.

     The Fund does not intend to purchase all of the securities in the Asia Pacific Emerging Index, but rather will utilize a "sampling" methodology in seeking to achieve the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Asia Pacific Emerging Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (PACIFIC REGION): Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region's economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region, as it has in the past.

                               SPDR S&P CHINA ETF
                                  (SYMBOL: GXC)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Chinese equity market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P China BMI Index ("China Index"). The China Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in China, but legally available to foreign investors. The China Index is "float adjusted", meaning that only those shares publicly available to investors are included in the China Index calculation. As of December 31, 2008, the China Index was comprised of 342 securities.

     The Fund does not intend to purchase all of the securities in the China Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the China Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (CHINA): The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

          The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

          From time to time, certain of the companies comprising the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance. Additionally, one or more of these companies may suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to these risks.

                          SPDR S&P EMERGING MARKETS ETF
                                  (SYMBOL: GMM)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the world. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Emerging BMI Index ("Emerging Index"). The Emerging Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging markets. As of December 31, 2008, the Emerging Index consisted of companies from Argentina, Brazil, Chile, China, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Emerging Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Emerging Index calculation. As of December 31, 2008, the Emerging Index was comprised of 2,342 securities.

     The Fund does not intend to purchase all of the securities in the Emerging Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Emerging Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                              SPDR S&P BRIC 40 ETF
                                  (SYMBOL: BIK)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of Brazil, Russia, India and China. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P(R) BRIC 40 Index ("BRIC 40 Index"). The BRIC 40 Index is a market capitalization weighted index designed to provide exposure to 40 leading companies domiciled in the emerging markets of Brazil, Russia, India and China that are listed on the Hong Kong Stock Exchange, the London Stock Exchange, Nasdaq and/or the NYSE. The BRIC 40 Index is "float adjusted", meaning that only those shares publicly available to investors are included in the BRIC 40 Index calculation. As of December 31, 2008, the BRIC 40 Index was comprised of 40 securities.

     Under normal market conditions, the Adviser expects the Fund to hold all of the securities in the BRIC 40 Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK:

          Brazil: Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries. High interest, inflation, and unemployment rates generally characterize the economies in Latin American countries. Currency devaluations in any one Latin American country can have a significant effect on the entire Latin American region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region's exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Latin American countries can experience significant volatility.

          Russia: Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Because Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model, the Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments. Also, Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States. A few issuers represent a large percentage of market capitalization and trading volume of Russian markets. Additionally, financial information on Russian issuers may not be as reliable as U.S. companies because they are not necessarily prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards. There is also the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. Also, to the extent that the Fund invests directly in the securities of Russian companies, there is greater risk that the Fund's ownership rights in such direct securities could be lost through fraud or negligence because ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. Because Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

          India: Certain countries in the India region are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund may be more sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status).

          China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China's total market and thus may be more sensitive to political or economic circumstances and market movements.

          The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the values of the Chinese companies in which the Fund invests.

          From time to time, certain of the companies included in the Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance. Additionally, one or more of these companies may suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to these risks.

                          SPDR S&P EMERGING EUROPE ETF
                                  (SYMBOL: GUR)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon European emerging markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P European Emerging Capped BMI Index ("European Emerging Index"). The European Emerging Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging European markets. As of December 31, 2008, the Index consisted of companies from the Czech Republic, Hungary, Poland, Russia and Turkey. The European Emerging Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Index calculation. Each individual stock is capped at a maximum of 24% of index weight and changes in capping are monitored on the quarterly rebalancing dates. As of December 31, 2008, the European Emerging Index was comprised of 265 securities.

     The Fund does not intend to purchase all of the securities in the European Emerging Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the European Emerging Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (EUROPE): Developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls of the European Monetary Union. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

                       SPDR S&P EMERGING LATIN AMERICA ETF
                                  (SYMBOL: GML)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Latin American emerging markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Latin America BMI Index ("Latin America Index"). The Latin America Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Latin American markets. As of December 31, 2008, the Index consisted of companies from Argentina, Brazil, Chile, Mexico and Peru. The Latin America Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Latin America Index calculation. As of December 31, 2008, the Latin America Index was comprised of 331 securities.

     The Fund does not intend to purchase all of the securities in the Latin America Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Latin America Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (LATIN AMERICA): The Latin American economies are generally considered emerging markets and can be significantly affected by currency devaluations. The markets in Latin America can be extremely volatile. In addition, Latin American economies can be particularly sensitive to fluctuations in commodity prices. A relatively small number of Latin American companies represents a large portion of Latin America's total market and thus may be more sensitive to adverse political or economic circumstances and market movements.

                   SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
                                  (SYMBOL: GAF)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Middle Eastern and African emerging markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Mid-East & Africa BMI Index ("Mid-East & Africa Index"). The Mid-East & Africa Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in emerging Middle Eastern and African markets. As of December 31, 2008, the Mid-East & Africa Index consisted of companies from Egypt, Israel, Morocco and South Africa. The Mid-East & Africa Index is "float adjusted", meaning that only those shares publicly available to investors are included in the Middle East & Africa Index calculation. As of December 31, 2008, the Mid-East & Africa Index was comprised of 294 securities.

     The Fund does not intend to purchase all of the securities in the Mid-East & Africa Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Mid-East & Africa Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (MIDDLE EAST AND AFRICA): Certain Middle Eastern/African markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern/African countries typically are fewer in number and less well capitalized than brokers in the United States.

          Certain economies in Middle Eastern/African countries depend to a significant degree upon exports of primary commodities such as gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, many Middle Eastern/African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern/African countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

          The legal systems in certain Middle Eastern/African countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder's investment. However, the notion of limited liability is less clear in certain Middle Eastern/African countries. The Fund therefore may be liable in certain Middle Eastern/African countries for the acts of a corporation in which it invests for an amount greater than the Fund's actual investment in that corporation. Similarly, the rights of investors in Middle Eastern/African issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern/African country. Some Middle Eastern/African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

          The manner in which foreign investors may invest in companies in certain Middle Eastern/African countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

          Substantial limitations may exist in certain Middle Eastern/African countries with respect to the Fund's ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Securities which are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments.

                           SPDR S&P WORLD EX-U.S. ETF
                                  (SYMBOL: GWL)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) equity markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Index ("World Index"). The World Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the United States. As of December 31, 2008, the World Index consisted of companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Australia,

Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The World Index is "float adjusted", meaning that only those shares publicly available to investors are included in the World Index calculation. As of December 31, 2008, the World Index was comprised of 5,197 securities.

     The Fund does not intend to purchase all of the securities in the World Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the World Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

                      SPDR S&P INTERNATIONAL SMALL CAP ETF
                                  (SYMBOL: GWX)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) small cap equity markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. Under USD2 Billion Index ("World Small Cap Index"). The World Small Cap Index is a market capitalization weighted index that defines and measures the investable universe of publicly traded companies domiciled in developed countries outside the United States. As of December 31, 2008, the World Small Cap Index consisted of small-cap companies from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Australia, Hong Kong, Japan, New Zealand, Singapore, South Korea and Canada. The World Small Cap Index is "float adjusted", meaning that only those shares publicly available to investors are included in the World Small Cap Index calculation. As of December 31, 2008, the World Small Cap Index was comprised of 3,669 securities.

     The Fund does not intend to purchase all of the securities in the World Small Cap Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the World Small Cap Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

                 SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
                                  (SYMBOL: RWX)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of an equity index based upon the international real estate market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index ("DJW Ex-US RESI Index"). The DJW Ex-US RESI Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. As of December 31, 2008, the DJW Ex-US RESI Index consisted of companies from Austria, Australia, Belgium, Brazil, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Sweden, Switzerland, Thailand, Turkey and the United Kingdom. As of December 31, 2008, the DJW Ex-US RESI Index was comprised of 139 securities.

     The Fund does not intend to purchase all of the securities in the DJW Ex-US RESI Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the DJW Ex-US RESI Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments. Investing in real estate securities (which include real estate investment trusts ("REITs")) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund's investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended ("1940 Act").

                SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                                  (SYMBOL: GII)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the global infrastructure industry market. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology to track the total return performance of the Macquarie Global Infrastructure 100 Index ("MGI 100 Index"). The MGI 100 Index is a float adjusted market capitalization weighted index that measures the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The MGI 100 Index is a subset of the broader Macquarie Global Infrastructure Index which is based on 255 stocks within the following subsectors: Pipelines; Transportation Services; Electricity; Gas Distribution; Multi-Utilities; Water; and Telecommunications Equipment. As of December 31, 2008, the MGI 100 Index consisted of companies from Australia, Brazil, Canada, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Portugal, South Korea, Spain and the United Kingdom. As of December 31, 2008, the MGI 100 Index was comprised of 100 securities.

     The Fund does not intend to purchase all of the securities in the MGI 100 Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the MGI 100 Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          ENERGY SECTOR RISK: Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

          UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

          Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

                            SPDR MSCI ACWI EX-US ETF
                                  (SYMBOL: CWI)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon broad based world ex-US equity markets. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology to track the total return performance of the MSCI All Country World Index ex USA ("MSCI ACWI ex-USA Index"). The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States. As of December 31, 2008, the MSCI ACWI ex-USA Index consisted of companies from Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. As of December 31, 2008, the MSCI ACWI ex-USA Index was comprised of 1,850 securities.

     The Fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                       SPDR RUSSELL/NOMURA PRIME JAPAN ETF
                                  (SYMBOL: JPP)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese equity market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Russell/Nomura PRIME(TM) Index (the "PRIME Index"). The PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market(TM) Index and is designed to take into account liquidity and to serve as a benchmark for passive investment strategies. The PRIME Index includes stocks from a broad universe of Japanese equities. As of December 31, 2008, the PRIME Index was comprised of 1,000 securities.

     The Fund does not intend to purchase all of the securities in the PRIME Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the PRIME Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (JAPAN): The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Governmental policy can significantly affect economic growth.

                     SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
                                  (SYMBOL: JSC)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese small cap equity market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the float-adjusted Russell/Nomura Japan Small Cap(TM) Index (the "Small Cap Japan Index"). The Small Cap Japan Index is made up of the smallest 15% of stocks, in terms of float-adjusted market capitalization, of the Russell/Nomura Total Market(TM) Index. The Small Cap Japan Index includes stocks from a broad universe of Japanese equities. As of December 31, 2008, the Small Cap Japan Index was comprised of 1,100 securities.

     The Fund does not intend to purchase all of the securities in the Small Cap Japan Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Small Cap Japan Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for the Fund to buy and sell in the market.

          GEOGRAPHIC RISK: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a Fund that focuses on a single country (e.g., China or Japan), or a specific region (e.g., the Middle East or African countries) is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Latin America, Asia or Eastern Europe, can be interdependent and may decline all at the same time.

          COUNTRY AND REGIONAL RISK (JAPAN): The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Governmental policy can significantly affect economic growth.

                       SPDR S&P INTERNATIONAL DIVIDEND ETF
                                  (SYMBOL: DWX)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the S&P International Dividend Opportunities Index (the "International Dividend Index"). The International Dividend Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P Broad Market Index. These countries include, among others, Australia, Hong Kong, Japan, New Zealand, Singapore, Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and Canada. As of December 31, 2008, the International Dividend Index was comprised of 99 securities.

     The Fund does not intend to purchase all of the securities in the International Dividend Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the International Dividend Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                       SPDR S&P INTERNATIONAL MID CAP ETF
                                  (SYMBOL: MDD)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid capitalization segment of global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index (the "Mid Cap Index"). The Mid Cap Index is a float adjusted market cap weighted index that represents the mid capitalization segment of developed countries included in the S&P BMI Global Equity Index ("BMI Global Equity Index"). The BMI Global Equity Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Mid Cap Index consisted of companies from Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Mid Cap Index was comprised of 728 securities.

     The Fund does not intend to purchase all of the securities in the Mid Cap Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Mid Cap Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

                     SPDR S&P EMERGING MARKETS SMALL CAP ETF
                                  (SYMBOL: EWX)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Emerging Markets Under USD2 Billion Index (the "Emerging Markets Small Cap Index"). The Emerging Markets Small Cap Index is a float adjusted market cap weighted index that represents the small capitalization segment of emerging countries included in the BMI Global Equity Index. The BMI Global Equity Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Emerging Markets Small Cap Index consisted of companies from Argentina, Brazil, Chile, China, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. As of December 31, 2008, the Emerging Markets Small Cap Index was comprised of 1,891 securities.

     The Fund does not intend to purchase all of the securities in the Emerging Markets Small Cap Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Emerging Markets Small Cap Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invests are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                     SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
                                  (SYMBOL: RWO)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield performance of an index based upon the global real estate market. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the price and yield performance of the Dow Jones Wilshire Global Real Estate Securities Index (the "DJW Global RESI Index"). The DJW Global RESI Index is a float adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities that represent the ownership and operation of commercial or residential real estate. As of December 31, 2008, the DJW Global RESI Index consisted of companies from Australia, Austria, Belgium, Brazil, Canada, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Sweden, Switzerland, Thailand, Turkey, the United Kingdom and the United States. As of December 31, 2008, the DJW Global RESI Index was comprised of 224 securities.

     The Fund does not intend to purchase all of the securities in the DJW Global RESI Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the DJW Global RESI Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less well-developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these policies could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's ownership interest in the issuer being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

          REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund's investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the 1940 Act.

            SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
                                  (SYMBOL: IPD)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the "Consumer Discretionary Index"). The Consumer Discretionary Index is designed to enable the Fund to satisfy the diversification requirements of

Subchapter M of the U.S. Internal Revenue Code. The Consumer Discretionary Index represents the non-U.S. consumer discretionary sub-industry of developed countries included in the S&P Broad Market Index (the "BMI Global Index"). The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Consumer Discretionary Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Consumer Discretionary Index was comprised of 872 securities.

     The Fund does not intend to purchase all of the securities in the Consumer Discretionary Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Consumer Discretionary Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          CONSUMER DISCRETIONARY SECTOR RISK: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

               SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
                                  (SYMBOL: IPS)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the "Consumer Staples Index"). The Consumer Staples Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Consumer Staples Index represents the non-U.S. consumer staples sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Consumer Staples Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden,

Switzerland and the United Kingdom. As of December 31, 2008, the Consumer Staples Index was comprised of 317 securities.

     The Fund does not intend to purchase all of the securities in the Consumer Staples Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Consumer Staples Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          CONSUMER STAPLES SECTOR RISK: Consumer staples companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

                    SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
                                  (SYMBOL: IPW)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Energy Sector Index (the "Energy Index"). The Energy Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Energy Index represents the non-U.S. energy sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Energy Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Energy Index was comprised of 316 securities.

     The Fund does not intend to purchase all of the securities in the Energy Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Energy Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          ENERGY SECTOR RISK: Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

                   SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
                                  (SYMBOL: IPF)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Financials Sector Index (the "Financial Index"). The Financial Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Financial Index represents the non-U.S. financial sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Financial Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Financial Index was comprised of 939 securities.

     The Fund does not intend to purchase all of the securities in the Financial Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Financial Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          FINANCIAL SECTOR RISK: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

                  SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
                                  (SYMBOL: IRY)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Health Care Sector Index (the "Health Care Index"). The Health Care Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Health Care Index represents the non-U.S. health care sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Health Care Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Health Care Index was comprised of 277 securities.

     The Fund does not intend to purchase all of the securities in the Health Care Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Health Care Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          HEALTH CARE SECTOR RISK: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an increased emphasis on outpatient services. Companies in the health care sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Additionally, the profitability of some health care companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.

                  SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
                                  (SYMBOL: IPN)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Industrial Sector Index (the "Industrial Index"). The Industrial Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Industrial Index represents the non-U.S. industrial sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Industrial Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Industrial Index was comprised of 1,119 securities.

     The Fund does not intend to purchase all of the securities in the Industrial Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Industrial Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          INDUSTRIAL SECTOR RISK: Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreement and insurance costs.

          MATERIALS SECTOR RISK: Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and cross-border competition. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

                   SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
                                  (SYMBOL: IRV)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Materials Sector Index (the "Materials Index"). The Materials Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Materials Index represents the non-U.S. materials sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Materials Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Materials Index was comprised of 627 securities.

     The Fund does not intend to purchase all of the securities in the Materials Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Materials Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          MATERIALS SECTOR RISK: Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and cross-border competition. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

                  SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
                                  (SYMBOL: IPK)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the "Technology Index"). The Technology Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Technology Index represents the non-U.S. technology sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Technology Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Technology Index was comprised of 522 securities.

     The Fund does not intend to purchase all of the securities in the Technology Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Technology Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

              SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
                                  (SYMBOL: IST)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the "Telecommunications Index"). The Telecommunications Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Telecommunications Index represents the non-U.S. telecommunications sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Telecommunications Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Telecommunications Index was comprised of 68 securities.

     The Fund does not intend to purchase all of the securities in the Telecommunications Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Telecommunications Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          TELECOMMUNICATIONS SECTOR RISK: The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

          TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

                   SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
                                  (SYMBOL: IPU)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States. There is no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the S&P Developed Ex-U.S. BMI Utilities Sector Index (the "Utilities Index"). The Utilities Index is designed to enable the Fund to satisfy the diversification requirements of Subchapter M of the U.S. Internal Revenue Code. The Utilities Index represents the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index. The BMI Global Index captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million. As of December 31, 2008, the Utilities Index consisted of companies from Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, South Korea, Sweden, Switzerland and the United Kingdom. As of December 31, 2008, the Utilities Index was comprised of 141 securities.

     The Fund does not intend to purchase all of the securities in the Utilities Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Utilities Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

          MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

          SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

          MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded, and thus difficult for a Fund to buy and sell in the market.

          UTILITIES SECTOR RISK: The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

          Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

                                   PERFORMANCE
                              BAR CHARTS AND TABLES

     The bar charts and tables below provide some indication of the risks of investing in the Funds by showing the variability of the Funds' returns based on net assets and comparing each Fund's performance to its Index. Past performance (both before and after taxes) is not necessarily an indication of how the Funds will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                              SPDR DJ STOXX 50 ETF

BAR CHART

                                    ANNUAL RETURN
                                    -------------
Calendar Year End 2003                   35.52
Calendar Year End 2004                   15.25
Calendar Year End 2005                    7.39
Calendar Year End 2006                   26.75
Calendar Year End 2007                   13.63
Calendar Year End 2008                  -43.96




     This bar chart shows the performance of the Fund's Shares for the six full calendar years since its inception on October 15, 2002. During the period shown above (January 1, 2003 through December 31, 2008), the highest quarterly return for the Fund was 21.57% for the quarter ended June 30, 2003 and the lowest quarterly return for the Fund was -21.19% for the quarter ended December 31, 2008.

------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDING DECEMBER 31,       ONE     FIVE       SINCE
2008)                                 YEAR    YEARS   INCEPTION(1)
------------------------------------------------------------------
Return Before Taxes                  -43.96%  -0.02%      5.10%
------------------------------------------------------------------
Return After Taxes on Distributions  -44.08%  -0.48%      4.79%
------------------------------------------------------------------
Return After Taxes on Distributions
  and Sale of Creation Units         -27.53%   0.25%      4.73%
------------------------------------------------------------------
Dow Jones STOXX 50 Index (reflects
  no deductions for fees, expenses
  or taxes) (USD)                    -44.11%   0.09%      5.22%
------------------------------------------------------------------



   (1) Investment operations commenced on October 15, 2002.

                            SPDR DJ EURO STOXX 50 ETF

BAR CHART

                                    ANNUAL RETURN
                                    -------------
Calendar Year End 2003                   41.72
Calendar Year End 2004                   18.01
Calendar Year End 2005                    7.67
Calendar Year End 2006                   32.04
Calendar Year End 2007                   21.83
Calendar Year End 2008                  -44.98




     This bar chart shows the performance of the Fund's Shares for the six full calendar years since its inception on October 15, 2002. During the period shown above (January 1, 2003 through December 31, 2008), the highest quarterly return for the Fund was 27.42% for the quarter ended June 30, 2003 and the lowest quarterly return for the Fund was -19.78% for the quarter ended December 31, 2008.

---------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDING DECEMBER 31,    ONE     FIVE       SINCE
2008)                              YEAR    YEARS   INCEPTION(1)
---------------------------------------------------------------
Return Before Taxes               -44.98%   2.38%      8.38%
---------------------------------------------------------------
Return After Taxes on
  Distributions                   -44.79%   2.15%      8.22%
---------------------------------------------------------------
Return After Taxes on
  Distribution and Sale of
  Creation Units                  -28.01%   2.50%      7.76%
---------------------------------------------------------------
Dow Jones EURO STOXX 50 Index
  (reflects no deductions for
  fees, expenses or taxes) (USD)  -45.24%   2.23%      8.25%
---------------------------------------------------------------



   (1) Investment operations commenced on October 15, 2002.

                       SPDR S&P EMERGING ASIA PACIFIC ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -50.42




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on March 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was -7.89% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -22.05% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -50.42%     -16.05%
----------------------------------------------------------------
Return After Taxes on Distributions        -50.55%     -16.36%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -32.67%     -13.55%
----------------------------------------------------------------
S&P Asia Pacific Emerging BMI Index
  (reflects no deductions for fees,
  expenses or taxes) (USD)                 -52.86%     -17.26%
----------------------------------------------------------------



   (1) Investment operations commenced on March 20, 2007.

                               SPDR S&P CHINA ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -50.68




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on March 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was -1.58% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -24.72% for the quarter ended March 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -50.68%      -7.44%
----------------------------------------------------------------
Return After Taxes on Distributions        -50.85%      -7.70%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -32.81%      -6.32%
----------------------------------------------------------------
S&P China BMI Index (reflects no
  deductions for fees, expenses or taxes)
  (USD)                                    -52.23%      -8.36%
----------------------------------------------------------------



   (1) Investment operations commenced on March 20, 2007.

                          SPDR S&P EMERGING MARKETS ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -50.86




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on March 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was 0.58% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -26.84% for the quarter ended December 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -50.86%     -18.47%
----------------------------------------------------------------
Return After Taxes on Distributions        -51.19%     -19.02%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -32.77%     -15.58%
----------------------------------------------------------------
S&P Emerging BMI Index (reflects no
  deductions for fees, expenses or taxes)
  (USD)                                    -53.46%     -19.93%
----------------------------------------------------------------



   (1) Investment operations commenced on March 20, 2007.

                              SPDR S&P BRIC 40 ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -55.02




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on June 19, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was 7.71% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -31.84% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -55.02%     -27.85%
----------------------------------------------------------------
Return After Taxes on Distributions        -55.14%     -28.02%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -35.39%     -23.23%
----------------------------------------------------------------
S&P BRIC 40 Index (reflects no deductions
  for fees, expenses or taxes) (USD)       -55.03%     -27.02%
----------------------------------------------------------------



   (1) Investment operations commenced on June 19, 2007.

                          SPDR S&P EMERGING EUROPE ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -65.19




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on March 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was 7.05% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -42.53% for the quarter ended December 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -65.19%     -35.75%
----------------------------------------------------------------
Return After Taxes on Distributions        -65.13%     -35.73%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -42.04%     -29.28%
----------------------------------------------------------------
S&P European Emerging Capped BMI Index
  (reflects no deductions for fees,
  expenses or taxes) (USD)                 -68.60%     -37.25%
----------------------------------------------------------------



   (1) Investment operations commenced on March 20, 2007.

                       SPDR S&P EMERGING LATIN AMERICA ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -50.47




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on March 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was 8.52% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -34.81% for the quarter ended December 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -50.47%     -17.47%
----------------------------------------------------------------
Return After Taxes on Distributions        -50.58%     -17.74%
----------------------------------------------------------------
Return After Taxes on Distributions and
  Sale of Creation Units                   -32.43%     -14.59%
----------------------------------------------------------------
S&P Latin America BMI Index (reflects no
  deductions for fees, expenses or taxes)
  (USD)                                    -51.47%     -16.79%
----------------------------------------------------------------



   (1) Investment operations commenced on March 20, 2007.

                   SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -36.80




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on March 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was 3.95% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -18.52% for the quarter ended December 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -36.80%     -14.19%
----------------------------------------------------------------
Return After Taxes on Distributions        -37.09%     -14.59%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -23.30%     -11.90%
----------------------------------------------------------------
S&P Mid-East & Africa BMI Index (reflects
  no deductions for fees, expenses or
  taxes) (USD)                             -37.29%     -12.56%
----------------------------------------------------------------



   (1) Investment operations commenced on March 20, 2007.

                            SPDR S&P WORLD EX-US ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -42.83




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on April 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was -1.51% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -20.85% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -42.83%     -27.03%
----------------------------------------------------------------
Return After Taxes on Distributions        -43.34%     -27.50%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -27.66%     -22.60%
----------------------------------------------------------------
S&P Developed Ex-U.S. BMI Index (reflects
  no deductions for fees, expenses or
  taxes) (USD)                             -44.21%     -27.18%
----------------------------------------------------------------



   (1) Investment operations commenced on April 20, 2007.

                      SPDR S&P INTERNATIONAL SMALL CAP ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -45.45




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on April 20, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was -3.33% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -22.87% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -45.45%     -30.93%
----------------------------------------------------------------
Return After Taxes on Distributions        -45.55%     -31.24%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -29.27%     -25.68%
----------------------------------------------------------------
S&P Developed Ex-U.S. Under USD2 Billion
  Index (reflects no deductions for fees,
  expenses or taxes) (USD)                 -47.08%     -31.73%
----------------------------------------------------------------



   (1) Investment operations commenced on April 20, 2007.

                 SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF

BAR CHART

                                    Annual Return
Calendar Year End 2007                      -6.91
Calendar Year End 2008                     -51.12




     This bar chart shows the performance of the Fund's Shares for the two full calendar years since its inception on December 15, 2006. During the period shown above (January 1, 2007 through December 31, 2008), the highest quarterly return for the Fund was 7.19% for the quarter ended March 31, 2007 and the lowest quarterly return for the Fund was -28.94% for the quarter ended December 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -51.12%     -30.62%
----------------------------------------------------------------
Return After Taxes on Distributions        -51.15%     -30.71%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -32.36%     -24.63%
----------------------------------------------------------------
Dow Jones Wilshire Ex-US Real Estate
  Securities Index (reflects no
  deductions for fees, expenses or taxes)
  (USD)                                    -51.62%     -30.16%
----------------------------------------------------------------



   (1) Investment operations commenced on December 15, 2006.

                SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF

BAR CHART

                                    Annual Return
Calendar Year End 2008                     -31.52




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on January 25, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was 3.31% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -18.17% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -31.52%      -8.70%
----------------------------------------------------------------
Return After Taxes on Distributions        -31.76%      -9.05%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -19.87%      -7.27%
----------------------------------------------------------------
Macquarie Global Infrastructure 100 Index
  (reflects no deductions for fees,
  expenses or taxes) (USD)                 -31.14%      -7.81%
----------------------------------------------------------------



   (1) Investment operations commenced on January 25, 2007.

                            SPDR MSCI ACWI EX-US ETF

BAR CHART

                                    ANNUAL RETURN
                                    -------------
Calendar Year End 2008                  -44.29




     This bar chart shows the performance of the Fund's Shares for the one full calendar year since its inception on January 10, 2007. During the period shown above (January 1, 2008 through December 31, 2008), the highest quarterly return for the Fund was -0.69% for the quarter ended June 30, 2008 and the lowest quarterly return for the Fund was -21.56% for the quarter ended December 31, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -44.29%     -18.92%
----------------------------------------------------------------
Return After Taxes on Distributions        -44.37%     -19.18%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -28.44%     -15.75%
----------------------------------------------------------------
MSCI All Country World Index ex USA
  (reflects no deductions for fees,
  expenses or taxes) (USD)                 -45.24%     -18.81%
----------------------------------------------------------------



   (1) Investment operations commenced on January 10, 2007.

                       SPDR RUSSELL/NOMURA PRIME JAPAN ETF

BAR CHART

                                    Annual Return
Calendar Year End 2007                      -5.02
Calendar Year End 2008                     -27.48




     This bar chart shows the performance of the Fund's shares for the two full calendar years since its inception on November 9, 2006. During the period shown above (January 1, 2007 through December 31, 2008), the highest quarterly return for the Fund was 3.27% for the quarter ended March 31, 2007 and the lowest quarterly return for the Fund was -17.49% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDING DECEMBER 31, 2008)      YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -27.48%     -13.96%
----------------------------------------------------------------
Return After Taxes on Distributions        -27.79%     -14.22%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -17.25%     -11.46%
----------------------------------------------------------------
Russell/Nomura PRIME Index (reflects no
  deductions for fees, expenses or taxes)
  (USD)                                    -26.19%     -13.30%
----------------------------------------------------------------



   (1) Investment operations commenced on November 9, 2006.

                     SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF

BAR CHART

                                    Annual Return
Calendar Year End 2007                     -11.57
Calendar Year End 2008                     -17.85




     This bar chart shows the performance of the Fund's Shares for the two full calendar year since its inception on November 9, 2006. During the period shown above (January 1, 2007 through December 31, 2008), the highest quarterly return for the Fund was 4.77% for the quarter ended March 31, 2007 and the lowest quarterly return for the Fund was -15.59% for the quarter ended September 30, 2008.

----------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE        SINCE
(FOR PERIODS ENDED DECEMBER 31, 2008)       YEAR    INCEPTION(1)
----------------------------------------------------------------
Return Before Taxes                        -17.85%     -12.11%
----------------------------------------------------------------
Return After Taxes on Distributions        -17.96%     -12.23%
----------------------------------------------------------------
Return After Taxes on Distribution and
  Sale of Creation Units                   -11.21%     -10.08%
----------------------------------------------------------------
Russell/Nomura Japan Small Cap Index
  (reflects no deductions for fees,
  expenses or taxes) (USD)                 -16.19%     -11.37%
----------------------------------------------------------------



   (1) Investment operations commenced on November 9, 2006.

     Funds listed below have not yet completed a full calendar year of investment operations and therefore do not have any performance history. Once such Funds have completed a full calendar year of operations, a bar chart and table will be included with respect to such Funds that will provide some indication of the risks of investing in such Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to its Index.

                       SPDR S&P International Dividend ETF
                       SPDR S&P International Mid Cap ETF
                     SPDR S&P Emerging Markets Small Cap ETF
                     SPDR DJ Wilshire Global Real Estate ETF
            SPDR S&P International Consumer Discretionary Sector ETF
               SPDR S&P International Consumer Staples Sector ETF
                    SPDR S&P International Energy Sector ETF
                   SPDR S&P International Financial Sector ETF
                  SPDR S&P International Health Care Sector ETF
                  SPDR S&P International Industrial Sector ETF
                   SPDR S&P International Materials Sector ETF
                  SPDR S&P International Technology Sector ETF
              SPDR S&P International Telecommunications Sector ETF
                   SPDR S&P International Utilities Sector ETF

                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                    SPDR
                                                     S&P             SPDR               SPDR
                                         SPDR DJ  EMERGING   SPDR     S&P      SPDR      S&P
                               SPDR DJ    EURO      ASIA     S&P   EMERGING    S&P    EMERGING
                              STOXX 50  STOXX 50   PACIFIC  CHINA   MARKETS  BRIC 40   EUROPE
                                 ETF       ETF       ETF     ETF      ETF      ETF       ETF
                              --------  --------  --------  -----  --------  -------  --------
SHAREHOLDER FEES
(fees paid directly from
your investment, but see
"Purchase and Redemption of
Creation Units" for a
discussion of Creation and
Redemption Transaction
Fees).......................    0.00%     0.00%     0.00%   0.00%    0.00%    0.00%     0.00%
ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
from the Fund's assets)(2)
  Management Fees...........    0.29%     0.29%     0.59%   0.59%    0.59%    0.50%     0.59%
  Distribution and Service
  (12b-1) Fees..............     None      None      None    None     None     None      None
  Other Expenses(3).........    0.00%     0.00%     0.00%   0.00%    0.00%    0.00%     0.00%(4)
                                -----     -----     -----   -----    -----    -----     -----
TOTAL ANNUAL FUND OPERATING
EXPENSES....................    0.29%     0.29%     0.59%   0.59%    0.59%    0.50%     0.59%
                                =====     =====     =====   =====    =====    =====     =====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

   (2) Expressed as a percentage of average daily net assets.

   (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending September 30, 2009.

   (4) "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") have been restated based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2009.

                                                                                        SPDR
                            SPDR    SPDR S&P                                            FTSE/
                             S&P    EMERGING   SPDR       SPDR         SPDR DJ        MACQUARIE
                          EMERGING   MIDDLE    S&P        S&P          WILSHIRE        GLOBAL         SPDR
                            LATIN     EAST    WORLD  INTERNATIONAL  INTERNATIONAL  INFRASTRUCTURE  MSCI ACWI
                           AMERICA  & AFRICA  EX-US    SMALL CAP     REAL ESTATE         100         EX-US
                             ETF       ETF     ETF        ETF            ETF             ETF          ETF
                          --------  --------  -----  -------------  -------------  --------------  ---------
SHAREHOLDER FEES(1)
(fees paid directly from
your investment, but see
"Purchase and Redemption
of Creation Units" for a
discussion of Creation
and Redemption
Transaction Fees).......    0.00%     0.00%   0.00%      0.00%          0.00%           0.00%        0.00%
ANNUAL FUND OPERATING
EXPENSES
(expenses that are
deducted from the Fund's
assets)(2)
  Management Fees.......    0.59%     0.59%   0.34%      0.59%          0.59%           0.59%        0.34%
  Distribution and
  Service (12b-1) Fees..     None      None    None       None           None            None         None
  Other Expenses(3).....    0.00%(4)  0.00%   0.00%(4)   0.00%          0.00%           0.00%        0.00%
                            -----     -----   -----      -----          -----           -----        -----
TOTAL ANNUAL FUND
OPERATING EXPENSES......    0.59%     0.59%   0.34%      0.59%          0.59%           0.59%        0.34%
                            =====     =====   =====      =====          =====           =====        =====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

   (2) Expressed as a percentage of average daily net assets.

   (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending September 30, 2009.

   (4) "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") have been restated based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2009.


                                 SPDR       SPDR
                               RUSSELL/   RUSSELL/                                 SPDR S&P    SPDR DJ
                                NOMURA     NOMURA      SPDR S&P       SPDR S&P     EMERGING    WILSHIRE
                                 PRIME   SMALL CAP  INTERNATIONAL  INTERNATIONAL   MARKETS      GLOBAL
                                 JAPAN     JAPAN       DIVIDEND       MID CAP     SMALL CAP  REAL ESTATE
                                  ETF       ETF          ETF            ETF          ETF         ETF
                               --------  ---------  -------------  -------------  ---------  -----------
SHAREHOLDER FEES(1)
(fees paid directly from your
investment, but see "Purchase
and Redemption of Creation
Units" for a discussion of
Creation and Redemption
Transaction Fees)............    0.00%     0.00%        0.00%          0.00%        0.00%       0.00%
ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
from the Fund's assets)(2)
  Management Fees............    0.50%     0.55%        0.45%          0.45%        0.65%       0.50%
  Distribution and Service
  (12b-1) Fees...............     None      None         None           None         None        None
  Other Expenses(3)..........    0.00%     0.00%        0.00%(4)       0.00%(5)     0.00%(5)    0.00%(5)
                                 -----     -----        -----          -----        -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES.....................    0.50%     0.55%        0.45%          0.45%        0.65%       0.50%
                                 =====     =====        =====          =====        =====       =====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

   (2) Expressed as a percentage of average daily net assets.

   (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending September 30, 2009.

   (4) "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") have been restated based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2009.

   (5) The Funds were in operation for less than six months prior to the fiscal year ended September 30, 2008. "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2009.

                               SPDR S&P       SPDR S&P
                            INTERNATIONAL  INTERNATIONAL     SPDR S&P       SPDR S&P       SPDR S&P
                               CONSUMER       CONSUMER    INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                            DISCRETIONARY     STAPLES         ENERGY       FINANCIAL     HEALTH CARE
                                SECTOR         SECTOR         SECTOR         SECTOR         SECTOR
                                 ETF            ETF            ETF            ETF            ETF
                            -------------  -------------  -------------  -------------  -------------
SHAREHOLDER FEES(1)
(fees paid directly from
your investment, but see
"Purchase and Redemption
of Creation Units" for a
discussion of Creation and
Redemption Transaction
Fees).....................      0.00%          0.00%          0.00%          0.00%          0.00%
ANNUAL FUND OPERATING
EXPENSES
(expenses that are
deducted from the Fund's
assets)(2)
  Management Fees.........      0.50%          0.50%          0.50%          0.50%          0.50%
  Distribution and Service
  (12b-1) Fees............       None           None           None           None           None
  Other Expenses(3),(4)...      0.00%          0.00%          0.00%          0.00%          0.00%
                                -----          -----          -----          -----          -----
TOTAL ANNUAL FUND
OPERATING EXPENSES........      0.50%          0.50%          0.50%          0.50%          0.50%
                                =====          =====          =====          =====          =====



--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

   (2) Expressed as a percentage of average daily net assets.

   (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. "Other Expenses" are therefore estimated to be less than 0.01% for the fiscal year ending September 30, 2009.

   (4) The Funds were in operation for less than six months prior to the fiscal year ended September 30, 2008. "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2009.

                                                                                SPDR S&P
                                   SPDR S&P       SPDR S&P       SPDR S&P    INTERNATIONAL     SPDR S&P
                                INTERNATIONAL  INTERNATIONAL  INTERNATIONAL     TELECOM-    INTERNATIONAL
                                  INDUSTRIAL     MATERIALS      TECHNOLOGY    MUNICATIONS     UTILITIES
                                    SECTOR         SECTOR         SECTOR         SECTOR         SECTOR
                                     ETF            ETF            ETF            ETF            ETF
                                -------------  -------------  -------------  -------------  -------------
SHAREHOLDER FEES(1)
(fees paid directly from your
investment, but see "Purchase
and Redemption of Creation
Units" for a discussion of
Creation and
Redemption Transaction Fees)..      0.00%          0.00%          0.00%          0.00%          0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted
from the Fund's assets)(2)
  Management Fees.............      0.50%          0.50%          0.50%          0.50%          0.50%
  Distribution and Service
  (12b-1) Fees................       None           None           None           None           None
  Other Expenses(3),(4).......      0.00%          0.00%          0.00%          0.00%          0.00%
                                    -----          -----          -----          -----          -----
TOTAL ANNUAL FUND OPERATING
EXPENSES......................      0.50%          0.50%          0.50%          0.50%          0.50%
                                    =====          =====          =====          =====          =====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

   (2) Expressed as a percentage of average daily net assets.

   (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses. "Other Expenses" are therefore estimated to be less than 0.01% for the fiscal year ending September 30, 2009.

   (4) The Funds were in operation for less than six months prior to the fiscal year ended September 30, 2008. "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") are estimates based on the anticipated expenses that are expected to be incurred for the fiscal year ending September 30, 2009.

                                    EXAMPLES

     This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other funds. A Fund creates and redeems Shares in Creation Units. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that a Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY A FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                            1      3       5       10
                                          YEAR   YEARS   YEARS   YEARS
                                          ----   -----   -----   -----
                                           ($)    ($)     ($)     ($)
SPDR DJ STOXX 50 ETF....................   30      93     163     368
SPDR DJ EURO STOXX 50 ETF...............   30      93     163     368
SPDR S&P Emerging Asia Pacific ETF......   60     189     329     738
SPDR S&P China ETF......................   60     189     329     738
SPDR S&P Emerging Markets ETF...........   60     189     329     738
SPDR S&P BRIC 40 ETF....................   51     160     280     628
SPDR S&P Emerging Europe ETF............   60     189     329     738
SPDR S&P Emerging Latin America ETF.....   60     189     329     738
SPDR S&P Emerging Middle East & Africa
  ETF...................................   60     189     329     738
SPDR S&P World ex-US ETF................   35     109     191     431
SPDR S&P International Small Cap ETF....   60     189     329     738
SPDR DJ Wilshire International Real
  Estate ETF............................   60     189     329     738
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................   60     189     329     738
SPDR MSCI ACWI ex-US ETF................   35     109     191     431
SPDR Russell/Nomura PRIME Japan ETF.....   51     160     280     628
SPDR Russell/Nomura Small Cap Japan
  ETF...................................   56     176     307     689
SPDR S&P International Dividend ETF.....   46     144     252     567
SPDR S&P International Mid Cap ETF......   46     144     N/A     N/A
SPDR S&P Emerging Markets Small Cap
  ETF...................................   66     208     N/A     N/A
SPDR DJ Wilshire Global Real Estate
  ETF...................................   51     160     N/A     N/A
SPDR S&P International Consumer
  Discretionary Sector ETF..............   51     160     N/A     N/A
SPDR S&P International Consumer Staples
  Sector ETF............................   51     160     N/A     N/A

                                            1      3       5       10
                                          YEAR   YEARS   YEARS   YEARS
                                          ----   -----   -----   -----
                                           ($)    ($)     ($)     ($)
SPDR S&P International Energy Sector
  ETF...................................   51     160     N/A     N/A
SPDR S&P International Financial Sector
  ETF...................................   51     160     N/A     N/A
SPDR S&P International Health Care
  Sector ETF............................   51     160     N/A     N/A
SPDR S&P International Industrial Sector
  ETF...................................   51     160     N/A     N/A
SPDR S&P International Materials Sector
  ETF...................................   51     160     N/A     N/A
SPDR S&P International Technology Sector
  ETF...................................   51     160     N/A     N/A
SPDR S&P International
  Telecommunications Sector ETF.........   51     160     N/A     N/A
SPDR S&P International Utilities Sector
  ETF...................................   51     160     N/A     N/A


EXAMPLE -- BASED ON A CREATION UNIT

     A Fund issues and redeems Shares at net asset value only in large blocks of Shares called Creation Units. Generally, only institutions or large investors purchase or redeem Creation Units. A standard transaction fee is charged to each purchase or redemption of Creation Units as set forth in the table below. The transaction fee is a single charge and will be the same regardless of the number of Creation Units purchased or redeemed on the same day. If a Creation Unit is purchased or redeemed outside the normal clearing process or for cash, an additional charge of up to three times the standard transaction fee may be charged. If the additional transaction fees were taken into account, the total costs set forth in the chart below would be higher. Investors who hold Creation Units will also pay the annual Fund operating expenses described under "Fees and Expenses" earlier in this Prospectus. As of September 30, 2008, assuming a 5% return each year, the chart below provides total costs of a Creation Unit redeemed after the noted time periods.

                       APPROXIMATE     CREATION    REDEMPTION
                         VALUE OF    TRANSACTION  TRANSACTION
FUND NAME             CREATION UNIT      FEE          FEE      1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------             -------------  -----------  -----------  ------  -------  -------  --------
                           ($)           ($)          ($)        ($)     ($)      ($)       ($)
SPDR DJ STOXX 50
  ETF...............    1,816,500        1,500        1,500     8,392   19,950   32,622    69,908
SPDR DJ EURO STOXX
  50 ETF............    2,094,000        1,500        1,500     9,216   22,539   37,147    80,129
SPDR S&P Emerging
  Asia Pacific ETF..    5,459,000        8,000        8,000    48,918  119,174  195,763   418,817
SPDR S&P China ETF..    5,129,000        1,300        1,300    33,528   99,537  171,496   381,067
SPDR S&P Emerging
  Markets ETF.......    5,186,000        9,000        9,000    49,272  116,014  188,773   400,673
SPDR S&P BRIC 40
  ETF...............    2,029,000          500          500    11,373   33,541   57,749   128,469

                       APPROXIMATE     CREATION    REDEMPTION
                         VALUE OF    TRANSACTION  TRANSACTION
FUND NAME             CREATION UNIT      FEE          FEE      1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------             -------------  -----------  -----------  ------  -------  -------  --------
                           ($)           ($)          ($)        ($)     ($)      ($)       ($)
SPDR S&P Emerging
  Europe ETF........    4,273,000        3,000        3,000    31,767   86,759  146,708   321,303
SPDR S&P Emerging
  Latin America
  ETF...............    6,183,000          500          500    38,284  117,857  204,604   457,241
SPDR S&P Emerging
  Middle East &
  Africa ETF........    5,448,000        1,500        1,500    35,852  105,966  182,401   405,005
SPDR S&P World ex-US
  ETF...............    4,662,000        8,000        8,000    32,220   66,963  105,020   216,806
SPDR S&P
  International
  Small Cap ETF.....    4,742,000        5,500        5,500    39,595  100,623  167,152   360,910
SPDR DJ Wilshire
  International Real
  Estate ETF........    3,786,000        3,000        3,000    28,830   77,555  130,672   285,367
SPDR FTSE/Macquarie
  Global
  Infrastructure 100
  ETF...............    4,703,000        2,000        2,000    32,360   92,886  158,868   351,032
SPDR MSCI ACWI ex-US
  ETF...............    5,878,000       12,000       12,000    44,451   88,256  136,239   277,183
SPDR Russell/Nomura
  PRIME Japan ETF...    7,928,000        5,000        5,000    50,532  137,150  231,738   508,064
SPDR Russell/Nomura
  Small Cap Japan
  ETF...............    1,792,000        5,000        5,000    20,075   41,591   65,064   133,520
SPDR S&P
  International
  Dividend ETF......    4,817,000        2,000        2,000    26,170   73,581  125,405   277,060
SPDR S&P
  International Mid
  Cap ETF...........    5,208,000        4,000        4,000    31,969   83,229      N/A       N/A
SPDR S&P Emerging
  Markets Small Cap
  ETF...............    3,269,000        5,000        5,000    31,711   78,006      N/A       N/A
SPDR DJ Wilshire
  Global Real Estate
  ETF...............    3,933,000        3,000        3,000    26,107   69,078      N/A       N/A
SPDR S&P
  International
  Consumer
  Discretionary
  Sector ETF........    4,474,000        1,500        1,500    25,873   74,754      N/A       N/A
SPDR S&P
  International
  Consumer Staples
  Sector ETF........    5,160,000        1,000        1,000    28,381   84,756      N/A       N/A
SPDR S&P
  International
  Energy Sector
  ETF...............    5,014,000          600          600    26,834   81,615      N/A       N/A

                       APPROXIMATE     CREATION    REDEMPTION
                         VALUE OF    TRANSACTION  TRANSACTION
FUND NAME             CREATION UNIT      FEE          FEE      1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------             -------------  -----------  -----------  ------  -------  -------  --------
                           ($)           ($)          ($)        ($)     ($)      ($)       ($)
SPDR S&P
  International
  Financial Sector
  ETF...............    4,296,000        2,000        2,000    25,963   72,899      N/A       N/A
SPDR S&P
  International
  Health Care Sector
  ETF...............    5,676,000          600          600    30,219   92,232      N/A       N/A
SPDR S&P
  International
  Industrial Sector
  ETF...............    4,414,000        2,000        2,000    26,567   74,792      N/A       N/A
SPDR S&P
  International
  Materials Sector
  ETF...............    4,308,000        1,500        1,500    25,025   72,092      N/A       N/A
SPDR S&P
  International
  Technology Sector
  ETF...............    4,454,000        1,300        1,300    25,371   74,033      N/A       N/A
SPDR S&P
  International
  Telecommunications
  Sector ETF........    4,542,000          800          800    24,821   74,445      N/A       N/A
SPDR S&P
  International
  Utilities Sector
  ETF...............    4,990,000        1,000        1,000    27,511   82,030      N/A       N/A

                          ADDITIONAL INDEX INFORMATION

                             DOW JONES STOXX INDEXES

DOW JONES STOXX 50(R) INDEX

     The Dow Jones STOXX(R) 600 TMI Supersector Indexes are subsets of the pan-European Dow Jones STOXX(R) Total Market Index and contain 600 of the largest stocks traded on the major exchanges in Europe. Countries covered in the Dow Jones STOXX 50 Index currently include Finland, France, Germany, Italy, Luxembourg, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones STOXX(R) Total Market Index. The Dow Jones STOXX(R) Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in Europe.

DOW JONES EURO STOXX 50(R) INDEX

     The Dow Jones EURO STOXX(R) TMI Supersector Indexes represent the Eurozone portion of the Dow Jones EURO STOXX(SM) Total Market Index. Countries covered in the Dow Jones EURO STOXX 50 Index currently include Finland, France, Germany, Italy, Luxembourg, the Netherlands and Spain. The Dow Jones EURO STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the Dow Jones EURO STOXX(R) Total Market Index. The Dow Jones EURO STOXX(R) Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in the Eurozone.

                                   S&P INDEXES

S&P/BMI INDEXES

     Each Index measures the performance of a subset, based on market capitalization or region, of the S&P BMI Global Equity Index. The S&P BMI Global Equity Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable (as described in greater detail in the SAI). A country will be eligible for inclusion in the S&P BMI Global Equity Index if it has a float-adjusted market capitalization of $1 billion or more and its market constitutes at least 40 basis points in either a developed or emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading are included for each country. All stocks are weighted proportionate to their float-adjusted market capitalization. To be included in the Mid Cap Index, a publicly listed company must have a total market capitalization between $2 billion and $5 billion, and be located in a country that meets the BMI Developed World Series criteria (as described in the SAI). To be included in the Emerging Markets Small Cap Index, a publicly listed company must have a total market capitalization between $100 million and $2 billion, and be located in a country that does not meet the BMI Developed World Series criteria. All indices are rebalanced annually. All indices are calculated daily, with price, total and net reinvested returns available.

S&P BRIC 40 INDEX

     To be eligible for the S&P BRIC 40 Index, companies must first be constituents of the S&P/IFC Investable (S&P/IFCI) country indices for Brazil, Russia, India or China. The S&P/IFCI Index series is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the S&P/IFCI series are drawn from the S&P/IFC Global stock universe based on size, liquidity and their legal and practical availability to foreign institutional investors. The S&P/IFCI Composite Index currently includes 22 markets.

S&P INTERNATIONAL DIVIDEND OPPORTUNITIES INDEX

     The International Dividend Index generally includes 100 tradable, exchange-listed common stocks from around the world that offer high dividend yields. The universe from which the International Dividend Index is drawn is all dividend-paying common stocks and ADRs listed on primary exchanges of countries included in the S&P/Broad Market Index that may be delivered in-kind, free of payment. To be included in the International Dividend Index, stocks must meet, as of the reference date, the following investability criteria: a total market capitalization greater than $1.5 billion; a three-month average daily value traded greater than $5 million; and traded at least 300,000 shares for each of the preceding six months. Additionally, stocks must meet the following stability factor: positive 5-year earnings growth and profitability, as measured by positive earning per share.

     To ensure diverse exposure, no single country or sector has more than 25% weight in the Index and emerging market exposure is limited to 10% at rebalancing. Common stocks of companies domiciled in the United States, derivatives, structured products, over-the-counter listings, mutual funds and exchange traded funds are not eligible for inclusion in the International Dividend Index. The reference date is the last trading date of June and December. The market capitalization and liquidity thresholds are subject to change according to market conditions.

SECTOR INDEXES

     Each Index measures the performance of a subset, based on industry and region, of the BMI Global Index. The BMI Global Index is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable (as described in greater detail in the SAI). To be included in the BMI Global Index, a country must have a float-adjusted market capitalization of $1 billion or more and a weight of at least 40 basis points in either the developed world or an emerging market. All publicly listed companies with float-adjusted market capitalization of a minimum of $100 million and at least $50 million annual trading are included for each country. Membership in the Consumer Discretionary Index, Consumer Staples Index, Energy Index, Financial Index, Health Care Index, Industrial Index, Materials Index, Technology Index, Telecommunications Index and Utilities Index (each, a "Sector Index" and, collectively, the "Sector Indexes") is based on: (1) industry sector according to the Global Industry Classification Standard ("GICS(R)"), a four-tiered industry classification structure, and (2) region according to the BMI Developed World Series criteria (as described in the SAI). Each Index is structured to allow each Fund to maintain compliance with the diversification requirements of Subchapter M of the Internal Revenue Code, which imposes limits on the amounts a Fund may invest in any one issuer, consistent with the Fund being a "regulated investment company" for federal income tax purposes. All constituents in the Sector Indexes are weighted proportionate to their float-adjusted market capitalization and are capped so that no stock exceeds 20% of the relevant Sector Index; stocks that exceed 5% of the Sector Index market cap weight, in aggregate, should not exceed 45% of the relevant Sector Index. Changes in capped weights are monitored on a quarterly basis and adjusted if needed on the quarterly rebalancing dates. All indices are calculated daily, with price, total and net reinvested returns available.

                           DOW JONES WILSHIRE INDEXES

THE DOW JONES WILSHIRE EX-US REAL ESTATE SECURITIES INDEX

     The Dow Jones Wilshire Ex-US Real Estate Securities Index is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States. As of December 31, 2008, countries covered in the Dow Jones Wilshire ex-US Real Estate Securities Index included Austria, Australia, Belgium, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, the Philippines, Poland, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, and the United Kingdom.

THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX

     The Dow Jones Wilshire Global Real Estate Securities Index ("DJW Global RESI") is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries. The DJW Global RESI is an expansion of an earlier U.S.-only index, developed in 1991 by Wilshire Associates to serve as a proxy for direct real estate investment by institutions.

     The DJW Global RESI is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The Index includes equity REITs and real estate operating companies (REOCs) that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate (security types excluded from these indexes include mortgage REITs, health care REITS, netlease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments); (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company's stock must be commensurate with that of other institutionally held real estate securities.

                    MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX

     The Macquarie Global Infrastructure 100 Index ("MGI 100 Index") calculated by FTSE is designed to reflect the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The MGI 100 Index is a composite of the broader Macquarie Global Infrastructure Index ("MGII") which is based on 255 stocks currently in the FTSE Global Equity Index Series. The MGI 100 Index is based on the universe of the MGII with a further country screen allowing only constituents in the FTSE developed and FTSE Advanced Emerging regions. Eligible countries from the MGII are then re-ranked by investable market with the top 100 being included in the index.

                             MSCI ACWI EX-USA INDEX

     The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

                             RUSSELL/NOMURA INDEXES

RUSSELL/NOMURA PRIME INDEX

     The Russell/Nomura PRIME Index is made up of the 1,000 largest stocks in terms of float-adjusted market capitalization (representing approximately 96%) of the Russell/Nomura Total Market Index. It is designed to serve as a benchmark for passive investment strategies. It has broad market coverage, and takes liquidity into account.

     The Russell/Nomura PRIME Index employs a "banding" method at reconstitution in order to control the frequent replacement caused by small fluctuations of market capitalization. A "negative list" method is also used to help prevent the inclusion of stocks of especially low liquidity. The Index is calculated with dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index is calculated based on the share price for each stock on its primary exchange. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index has growth and value subindexes and 33 industrial subindexes.

RUSSELL/NOMURA JAPAN SMALL CAP INDEX

     The Russell/Nomura Japan Small Cap Index represents approximately the smallest 15% of stocks in terms of float-adjusted market capitalization of the Russell/Nomura Total Market Index.

     The Index is calculated with or without dividends reinvested, and is denominated in Japanese yen and U.S. dollars. The Index maintains the inclusion of stocks that are tentatively delisted due to mergers or equity transfers, and free-float ratios are adjusted when private placements are made. The Index has growth and value subindexes.

                        ADDITIONAL INVESTMENT STRATEGIES,
                         RISKS AND OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     Certain Other Investments. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the 1940 Act); convertible securities; structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows. Each Fund will not take temporary defensive positions. The Adviser anticipates that, under normal circumstances, it may take approximately five business days for additions and deletions to an Index to be reflected in the portfolio composition of each Fund.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     Lending Securities. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through State Street Bank and Trust Company ("State Street") to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by a Fund.

     Forward Currency Exchange Contracts. The Funds may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and a Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

                                ADDITIONAL RISKS

     Trading Issues. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund's Shares have more trading volume and market liquidity and higher if a Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

     Lending of Securities. Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund could be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by such Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it may invest and a Fund may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned.

     Money Market Fund Investments. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been federally insured.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received exemptive relief from Section 4(3) of the Securities Act. Dealers who are not underwriters are exempt from the prospectus delivery obligations subject to certain terms and conditions which have been set forth in an U.S. Securities and Exchange Commission ("SEC") exemptive order issued to the Trust.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. ("SSgA FM") serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser provides an investment management program for each Fund and manages the investment of the Funds' assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of December 31, 2008, the Adviser managed approximately $118.5 billion in assets and SSgA managed approximately $1.44 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended September 30, 2008, each Fund paid the Adviser annual fees based on a percentage of each Fund's average daily net assets as set forth below.

SPDR DJ STOXX 50 ETF.............................  0.29%
SPDR DJ EURO STOXX 50 ETF........................  0.29%
SPDR S&P Emerging Asia Pacific ETF...............  0.59%
SPDR S&P China ETF...............................  0.59%
SPDR S&P Emerging Markets ETF....................  0.59%
SPDR S&P BRIC 40 ETF(*)..........................  0.50%
SPDR S&P Emerging Europe ETF.....................  0.59%
SPDR S&P Emerging Latin America ETF..............  0.59%
SPDR S&P Emerging Middle East & Africa ETF.......  0.59%
SPDR S&P World ex-US ETF.........................  0.34%
SPDR S&P International Small Cap ETF.............  0.59%
SPDR DJ Wilshire International Real Estate ETF...  0.59%
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF............................................  0.59%
SPDR MSCI ACWI ex-US ETF.........................  0.34%
SPDR Russell/Nomura PRIME Japan ETF..............  0.50%
SPDR Russell/Nomura Small Cap Japan ETF..........  0.55%
SPDR S&P International Dividend ETF..............  0.45%
SPDR S&P International Mid Cap ETF...............  0.45%
SPDR S&P Emerging Markets Small Cap ETF..........  0.65%


----------
(*) The Adviser previously contractually agreed to waive its advisory fee and reimburse certain expenses so that the Fund's Net Annual Fund Operating Expenses were limited to 0.40% of the Fund's average daily net assets. Effective February 1, 2009, this contractual waiver was discontinued.

SPDR DJ Wilshire Global Real Estate ETF..........  0.50%
SPDR S&P International Consumer Discretionary
  Sector ETF.....................................  0.50%
SPDR S&P International Consumer Staples Sector
  ETF............................................  0.50%
SPDR S&P International Energy Sector ETF.........  0.50%
SPDR S&P International Financial Sector ETF......  0.50%
SPDR S&P International Health Care Sector ETF....  0.50%
SPDR S&P International Industrial Sector ETF.....  0.50%
SPDR S&P International Materials Sector ETF......  0.50%
SPDR S&P International Technology Sector ETF.....  0.50%
SPDR S&P International Telecommunications Sector
  ETF............................................  0.50%
SPDR S&P International Utilities Sector ETF......  0.50%


     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

     Investment Sub-Adviser -- SPDR DJ Wilshire International Real Estate ETF and SPDR DJ Wilshire Global Real Estate ETF. Pursuant to the Advisory Agreements between the Real Estate ETFs and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained Tuckerman, an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of each Real Estate ETF's investments, subject to supervision of the Adviser and the Board. The Adviser will provide administrative, compliance and general management services to the Real Estate ETFs. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of December 31, 2008, Tuckerman managed approximately $5.46 billion in assets. Tuckerman's principal business address is 4 International Drive, Suite 230, Rye Brook, NY 10573.

     In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser pays Tuckerman a fee based on the average daily net assets with respect to each of the Real Estate ETFs. The Real Estate ETFs are not responsible for the fees paid to Tuckerman.

     A discussion regarding the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreement can be found in the Trust's Annual Report to shareholders dated September 30, 2008 or Semi-Annual Report to shareholders dated March 31, 2009.

     Portfolio Managers. The Adviser and, with respect to the Real Estate ETFs, Tuckerman, manage the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

     Key professionals primarily involved in the day-to-day portfolio management for each of the Funds, except for the Real Estate ETFs, include Lynn Blake and John Tucker. Amos J. Rogers III and Sophia Banar are the portfolio managers for the Real Estate ETFs.

     LYNN BLAKE. Ms. Blake, CFA, is a Senior Managing Director of SSgA and a Principal of the Adviser and the Head of the Non-U.S. Markets in the Global Structured Products Group. She joined the firm in 1987 and is responsible for overseeing the management of all non-U.S. equity index strategies as well as serving as portfolio manager for several non-U.S. equity index portfolios. In addition, she is a member of the Senior Management Group. Ms. Blake received a BS from the School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

     JOHN TUCKER. Mr. Tucker, CFA, is a Managing Director of SSgA and a Principal of the Adviser and Head of U.S. Equity Markets in the Global Structured Products Group. He joined the firm in 1988 and is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Previously, Mr. Tucker was head of the Structured Products group in SSgA's London office. Prior to joining the investment management group, he was the Operations Manager for SSgA's International Structured Products group where he was responsible for the operations staff and functions. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

     Portfolio Management Team -- SPDR DJ Wilshire International Real Estate ETF and SPDR DJ Wilshire Global Real Estate ETF:

     AMOS J. ROGERS III. Mr. Rogers is Managing Director of Tuckerman with 19 years of commercial real estate lending and asset management experience. He has been with Tuckerman since 2003. He leads the real estate securities

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

business and is the portfolio manager for the REIT investment strategies. Prior to joining Tuckerman, he spent eight years at Citicorp, holding various positions in the real estate division. Mr. Rogers received his undergraduate degree form Clarkson University, and holds an MS degree in Management with a concentration in Real Estate Finance from the M.I.T. -- Sloan School of Management.

     SOPHIA BANAR. Ms. Banar is a Securities Analyst and an Assistant Portfolio Manager for Tuckerman. She performs fundamental analysis of the REIT universe for the active strategy and provides oversight on implementation of index strategies. She joined Tuckerman from State Street Corporation where she was an Analyst for the Wealth Manager Services division. Prior to joining State Street Corporation in 2004, Ms. Banar spent five years as a consultant with CSC Consulting Inc. Ms. Banar received her BS in Management from Bentley College, and holds an MBA with a concentration in Finance from Columbia University Graduate Business School.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information ("SAI").

     Administrator, Custodian and Transfer Agent. State Street, part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

     Lending Agent. State Street is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. State Street Global Markets, LLC (the "Distributor"), part of State Street Corporation, is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                      INDEX/TRADEMARK LICENSES/DISCLAIMERS

DOW JONES STOXX(R) INDEX LICENSES:

     STOXX Limited publishes the Dow Jones STOXX(R) indexes. The Dow Jones STOXX 50(R) and Dow Jones EURO STOXX 50(R) Indexes were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc. ("Dow Jones"), Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50(R) and Dow Jones EURO STOXX 50(R) are service marks of Dow Jones and STOXX Limited.

     The SPDR DJ STOXX 50(R) ETF and the SPDR DJ EURO STOXX 50(R) ETF are not sponsored, endorsed, sold or promoted by STOXX Limited ("STOXX") or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX's and Dow Jones' only relationship to the Adviser and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50(R) and the Dow Jones EURO STOXX 50(R) which are determined, composed and calculated by STOXX without regard to the Adviser or the Funds. STOXX and Dow Jones have no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

     Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the Adviser, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the Adviser other than as described herein.

     Neither the Adviser nor any of its affiliates, guarantees the accuracy and/or the completeness of either the Dow Jones STOXX 50 Index or the Dow Jones EURO STOXX 50 Index or any data included therein and neither the Adviser, nor any of its affiliates, shall have liability for any errors, omissions, or interruptions therein.

     The Adviser makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Shares of a Fund, or any other person or entity from the use of the Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     Dow Jones STOXX(R), Dow Jones EURO STOXX(R), Dow Jones STOXX 50(R), Dow Jones EURO STOXX 50(R), Dow Jones STOXX(R) 600, Dow Jones EURO STOXX(R) 600 and Dow Jones STOXX(R) Total Market Index are service marks of Dow Jones & Company, Inc. and STOXX Limited.

S&P INDEX LICENSES:

     S&P Emerging BMI Index, S&P Latin America BMI Index, S&P Mid-East and Africa BMI Index, S&P European Emerging BMI Capped Index, S&P Asia Pacific Emerging BMI Index, S&P China BMI Index, S&P Developed Ex-U.S. BMI Index, S&P Developed Ex-U.S. Under USD2 Billion, S&P BRIC 40 Index, S&P International Dividend Opportunities Index, S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index, S&P Emerging Markets Under USD2 Billion Index, S&P BMI Global Equity Index, S&P Developed Ex-U.S. BMI Energy Sector Index, S&P Developed Ex-U.S. BMI Materials Sector Index, S&P Developed Ex-U.S. BMI Industrial Sector Index, S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index, S&P Developed Ex-U.S. BMI Consumer Staples Sector Index, S&P Developed Ex-U.S. BMI Health Care Sector Index, S&P Developed Ex-U.S. BMI Financials Sector Index, S&P Developed Ex-U.S. BMI Information Technology Sector Index, S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index, S&P Developed Ex-U.S. BMI Utilities Sector Index and S&P Broad Market Index (together, the "S&P Indexes"), "S&P(R)", "Standard & Poor's(R)", are trademarks of The McGraw-Hill Companies, Inc. ("McGraw Hill").

     SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF,

SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. SSgA Fund Management, Inc, and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor's, a division of McGraw-Hill.

     The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of a Fund's Shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Funds particularly or the ability of the S&P Indexes to track stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes which is determined, comprised and calculated by S&P without regard to the Funds or their shareholders. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Funds' Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUNDS, THEIR SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL,

PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DOW JONES WILSHIRE INDEX LICENSES:

     The Dow Jones Wilshire Ex-US Real Estate Securities Index and the Dow Jones Wilshire Global Real Estate Securities Index are each a service mark of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Funds, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Funds.

     Dow Jones and Wilshire do not:

     - Sponsor, endorse, sell or promote the Funds;

     - Recommend that any person invest in the Funds or any other securities;

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

     - Have any responsibility or liability for the administration, management or marketing of the Funds; or

     - Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Dow Jones Wilshire Indexes or have any obligation to do so.


NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY,

- NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:
  - THE RESULTS TO BE OBTAINED BY THE FUNDS, THE SHAREHOLDERS OF A FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE INDEXES AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE INDEXES;
  - THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE INDEXES AND ANY RELATED DATA;
  - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE INDEXES AND/OR ITS RELATED DATA;
  - NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE INDEXES OR RELATED DATA; AND

  - UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT AMONG THE ADVISER, DOW JONES AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE SHAREHOLDERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.

MACQUARIE GLOBAL INFRASTRUCTURE INDEX LICENSES:

     The SPDR FTSE/Macquarie Global Infrastructure 100 ETF is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE"), Macquarie Bank Limited ("Macquarie"), the London Stock Exchange Plc (the "London Exchange") or by The Financial Times Limited ("FT") and neither FTSE, Macquarie, the London Exchange nor the FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Macquarie Global Index Series (the "Index") and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. Neither FTSE, Macquarie, the London Exchange nor the FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor Macquarie nor the London Exchange nor the FT shall be under any obligation to advise any person of any error therein. State Street Bank and Trust Company through its State Street Global Advisors division has obtained a license from FTSE to use such copyrights and database rights in the creation and operation of the SPDR FTSE/Macquarie Global Infrastructure 100 ETF.

     "FTSE(R)" is a trade mark of the London Exchange and the FT, "Macquarie(TM)" is a trade mark of Macquarie Bank Limited and its related entities and both marks are used by FTSE under license. The SPDR FTSE/Macquarie Global Infrastructure 100 ETF is not sponsored, endorsed, sold or promoted by any member of the Macquarie Group and none of them makes any representation or warranty, express or implied, to the Fund, investors in the Fund or its manager or adviser or to any other person regarding the advisability of investing in index securities or exchange-traded funds generally or in the Fund particularly or the ability of the Index to track performance of the stock market or the stocks comprised therein. No member of the Macquarie Group is responsible for, and none of them has participated in, any determination or calculation made with respect to the issuance or redemption of the Fund's shares. No member of the Macquarie Group has any obligation or liability in connection with the administration, marketing or trading of the Fund, or any materials in relation thereto.

     NO MEMBER OF THE MACQUARIE GROUP GUARANTEES OR GIVES ANY ASSURANCE AS TO THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NO MEMBER OF THE MACQUARIE GROUP MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, TO THE FUND, INVESTORS IN THE FUND, ITS MANAGER OR ADVISER OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN (EITHER IN CONNECTION WITH THE USE OF THE INDEX LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE). NO MEMBER OF THE MACQUARIE GROUP MAKES ANY EXPRESS OR IMPLIED WARRANTIES IN RELATION TO THE FUND AND/OR THE INDEX, AND EACH SUCH MEMBER EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE FUND, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY MEMBER OF THE MACQUARIE GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI INDEX LICENSES:

     THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS

PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

     ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     NO PURCHASER, SELLER OR HOLDER OF THIS FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS FUND WITHOUT FIRST CONTACTING MSCI TO DETERMINE WHETHER MSCI'S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

RUSSELL/NOMURA INDEX LICENSES:

     The "Russell/Nomura PRIME Index" and the "Russell/Nomura Japan Small Cap Index" (together, the "Russell/Nomura Indexes") are trademarks of Russell Investment Group. SSgA Fund Management Inc. and the Trust are permitted to use these trademarks pursuant to a License Agreement with Russell Investment Group.

     The Funds are not sponsored, endorsed, sold or promoted by Russell Investment Group ("Russell"). Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell/Nomura Indexes to track general stock market performance or a segment of the same. Russell's publication of the Russell/Nomura Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell/Nomura Indexes are based. Russell's only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell/Nomura Indexes which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell/Nomura Indexes. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL/NOMURA INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     SPDR Trademark. The "SPDR" trademark is used under license from McGraw-Hill. No financial product offered by the Trust, or its affiliates is sponsored, endorsed, sold or promoted by McGraw-Hill. McGraw-Hill makes no representation or warranty, express or implied, to the owners of any financial product or any member of the public regarding the advisability of investing in securities generally or in financial products particularly or the ability of the index on which financial products are based to track general stock market performance. McGraw-Hill is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of financial products. McGraw-Hill has no obligation or liability in connection with the administration, marketing or trading of financial products.

     WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MCGRAW-HILL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per Share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' Custodian and determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., New York time) ("Closing Time"). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

     The value of each Fund's portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the Closing Time (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

     Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could

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

be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between the Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

     The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Funds. The IOPV calculations are estimates of the value of a Fund's net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market's close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a "real-time" update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

     The Funds issue Shares and redeem Shares only in Creation Units at net asset value next determined after receipt of an order on a continuous basis every day except weekends and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of each Fund is determined once each business day, normally as of

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the Closing Time. Creation Unit sizes are 50,000 Shares per Creation Unit, except as otherwise set forth in the table below:

FUND                                        CREATION UNIT SIZE
----                                        ------------------
SPDR S&P Emerging Asia Pacific ETF........        100,000
SPDR S&P China ETF........................        100,000
SPDR S&P Emerging Markets ETF.............        100,000
SPDR S&P BRIC 40 ETF......................        100,000
SPDR S&P Emerging Europe ETF..............        100,000
SPDR S&P Emerging Latin America ETF.......        100,000
SPDR S&P Emerging Middle East & Africa
  ETF.....................................        100,000
SPDR DJ Wilshire International Real Estate
  ETF.....................................        100,000
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF.................................        100,000
SPDR S&P World ex-US ETF..................        200,000
SPDR S&P International Small Cap ETF......        200,000
SPDR MSCI ACWI ex-US ETF..................        200,000
SPDR Russell/Nomura PRIME Japan ETF.......        200,000
SPDR S&P International Dividend ETF.......        100,000
SPDR S&P International Mid Cap ETF........        200,000
SPDR S&P Emerging Markets Small Cap ETF...        100,000
SPDR DJ Wilshire Global Real Estate ETF...        100,000
SPDR S&P International Consumer
  Discretionary Sector ETF................        200,000
SPDR S&P International Consumer Staples
  Sector ETF..............................        200,000
SPDR S&P International Energy Sector ETF..        200,000
SPDR S&P International Financial Sector
  ETF.....................................        200,000
SPDR S&P International Health Care Sector
  ETF.....................................        200,000
SPDR S&P International Industrial Sector
  ETF.....................................        200,000
SPDR S&P International Materials Sector
  ETF.....................................        200,000
SPDR S&P International Technology Sector
  ETF.....................................        200,000
SPDR S&P International Telecommunications
  Sector ETF..............................        200,000
SPDR S&P International Utilities Sector
  ETF.....................................        200,000


     The Creation Unit size for a Fund may change. Authorized Participants (as defined below) will be notified of such change.

     The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient

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

implementation of a Fund's investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund's shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

     Investors such as market-makers, large investors and institutions may wish to deal in Creation Units directly with the Funds. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "Purchase and Redemption of Creation Units" in the SAI.

     Creation. In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the Fund's Index (the "Deposit Securities") and also generally make a cash payment representing the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities (the "Cash Component"), plus a transaction fee. A Fund may, under certain circumstances, require cash-in lieu of Deposit Securities ("Deposit Cash"). Information related to the applicable Deposit Securities or Deposit Cash, including the list of names and the number of shares of the Deposit Securities, is made available by the Custodian through the facilities of the National Securities Clearing Corporation ("NSCC") immediately prior to the opening of business on the Exchange.

     At a Fund's discretion, an Authorized Participant may substitute cash for Deposit Securities or securities for Deposit Cash. Each Fund intends to comply with the federal securities laws in accepting securities for deposits. This means that Deposit Securities will be sold in transactions that would be exempt from registration under the Securities Act. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Deposit Securities and Deposit Cash may also be referred to herein as "Deposit Consideration."

     In addition to payment of Deposit Consideration and Cash Component, purchasers of Shares in Creation Units are responsible for payment of: (i) a transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, regardless of the

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

number of Creation Units created in the transaction; and (ii) the costs of transferring any Deposit Securities to a Fund, including any transfer taxes.

     Orders to create must be placed in proper form by or through either (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"); or (ii) a participant of the Depository Trust Company (each, an "Authorized Participant"), that, in either case, has entered into an agreement with the Distributor and the Transfer Agent, subject to acceptance of the agreement by the Trust, with respect to creations and redemptions of Creation Units ("Participant Agreement"). The Participant Agreement and/or order form sets forth the time(s) associated with order placement and other terms and conditions associated with placing an order. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible. The Distributor and/or Transfer Agent maintain a list of the names of Authorized Participants that have signed a Participant Agreement.

     Shares may be issued in advance of receipt of Deposit Consideration, subject to various conditions set forth in the Participant Agreement, including a requirement to maintain on deposit with the Trust cash at least equal to the specified percentage, as set forth in the Participant Agreement, of the market value of the missing Deposit Consideration. See "Purchase and Redemption of Creation Units" in the SAI.

     Redemption. The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Redemption proceeds generally consist of Fund Securities or cash-in-lieu of Fund Securities "Redemption Cash"), or a combination thereof, as determined by the Trust, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable transaction fee and the costs of transferring any Fund Securities, including any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the applicable Fund equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Authorized Participant, as the case may be. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     As indicated above, redemption proceeds will be reduced by assessment of:
(i) a transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, regardless of the number of Creation Units redeemed in the transaction; and (ii) the costs of transferring any Fund Securities, including any transfer taxes.

     An Authorized Participant may request that redemption proceeds consist of Redemption Cash instead of Fund Securities, and vice versa. Such substitutions are at a Fund's discretion.

     Orders to redeem Creation Units of a Fund may only be effected by an Authorized Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement and/or order form. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     The Funds intend to comply with the federal securities laws in satisfying redemptions with Fund Securities. This means that the Fund Securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An investor subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the applicable Fund's discretion.

Creation and Redemption Transaction Fees:

                                              TRANSACTION
FUND                                              FEE*
----                                          -----------
SPDR DJ STOXX 50 ETF........................    $ 1,500
SPDR DJ EURO STOXX 50 ETF...................    $ 1,500
SPDR S&P Emerging Asia Pacific ETF..........    $ 8,000
SPDR S&P China ETF..........................    $ 1,300
SPDR S&P Emerging Markets ETF...............    $ 9,000
SPDR S&P BRIC 40 ETF........................    $   500
SPDR S&P Emerging Europe ETF................    $ 3,000
SPDR S&P Emerging Latin America ETF.........    $   500
SPDR S&P Emerging Middle East & Africa ETF..    $ 1,500
SPDR S&P World ex-US ETF....................    $ 8,000

                                              TRANSACTION
FUND                                              FEE*
----                                          -----------
SPDR S&P International Small Cap ETF........    $ 5,500
SPDR DJ Wilshire International Real Estate
  ETF.......................................    $ 3,000
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF...................................    $ 2,000
SPDR MSCI ACWI ex-US ETF....................    $12,000
SPDR Russell/Nomura PRIME Japan ETF.........    $ 5,000
SPDR Russell/Nomura Small Cap Japan ETF.....    $ 5,000
SPDR S&P International Dividend ETF.........    $ 2,000
SPDR S&P International Mid Cap ETF..........    $ 4,000
SPDR S&P Emerging Markets Small Cap ETF.....    $ 5,000
SPDR DJ Wilshire Global Real Estate ETF.....    $ 3,000
SPDR S&P International Consumer
  Discretionary Sector ETF..................    $ 1,500
SPDR S&P International Consumer Staples
  Sector ETF................................    $ 1,000
SPDR S&P International Energy Sector ETF....    $   600
SPDR S&P International Financial Sector
  ETF.......................................    $ 2,000
SPDR S&P International Health Care Sector
  ETF.......................................    $   600
SPDR S&P International Industrial Sector
  ETF.......................................    $ 2,000
SPDR S&P International Materials Sector
  ETF.......................................    $ 1,500
SPDR S&P International Technology Sector
  ETF.......................................    $ 1,300
SPDR S&P International Telecommunications
  Sector ETF................................    $   800
SPDR S&P International Utilities Sector
  ETF.......................................    $ 1,000


--------

* From time to time, any Fund may waive all or a portion of its applicable transaction fee. An additional charge of up to three times the transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to the extent redemptions are for cash.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Fund typically earns income dividends from stocks, interest from debt securities and securities lending income. These amounts, net of expenses and

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

taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, for the following Funds are generally distributed to shareholders semi-annually, but may vary significantly from period to period.

     SPDR S&P Emerging Asia Pacific ETF
     SPDR S&P China ETF
     SPDR S&P Emerging Markets ETF
     SPDR S&P BRIC 40 ETF
     SPDR S&P Emerging Europe ETF
     SPDR S&P Emerging Latin America ETF
     SPDR S&P Emerging Middle East & Africa ETF
     SPDR S&P World ex-US ETF
     SPDR S&P International Small Cap ETF
     SPDR FTSE/Macquarie Global Infrastructure 100 ETF
     SPDR MSCI ACWI ex-US ETF
     SPDR Russell/Nomura PRIME Japan ETF
     SPDR Russell/Nomura Small Cap Japan ETF
     SPDR S&P International Mid Cap ETF
     SPDR S&P Emerging Markets Small Cap ETF

     Income dividend distributions, if any, for the following Funds are generally distributed to shareholders quarterly, but may vary significantly from period to period ("Quarterly Income Distribution Funds").

     SPDR DJ STOXX 50 ETF
     SPDR DJ EURO STOXX 50 ETF
     SPDR DJ Wilshire International Real Estate ETF
     SPDR S&P International Dividend ETF
     SPDR DJ Wilshire Global Real Estate ETF
     SPDR S&P International Consumer Discretionary Sector ETF
     SPDR S&P International Consumer Staples Sector ETF
     SPDR S&P International Energy Sector ETF
     SPDR S&P International Financial Sector ETF
     SPDR S&P International Health Care Sector ETF
     SPDR S&P International Industrial Sector ETF
     SPDR S&P International Materials Sector ETF
     SPDR S&P International Technology Sector ETF
     SPDR S&P International Telecommunications Sector ETF
     SPDR S&P International Utilities Sector ETF


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

     Net capital gains for all Funds are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     Each of the Quarterly Income Distribution Funds intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

                                   TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

     Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401 (k) plan, you need to be aware of the possible tax consequences when:

     -  Each Fund makes distributions;

     -  You sell Shares listed on the Exchange; and

     -  You create or redeem Creation Units.

     Taxes on Distributions. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (a lower percentage for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains

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

distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     Dividends may be designated as qualified dividend income if they are attributable to qualified dividend income received by a Fund which, in general, includes dividend income from taxable U.S. corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held without being hedged by the Fund, or shares of the Fund held without being hedged by you, for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date.

     If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor.

     Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Derivatives and Other Complex Securities. Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

     Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

     Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, except as provided below, distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

     Certain Funds may invest in REITs. The Code provides a look-through rule for distributions of so-called FIRPTA gain by a Fund if all of the following requirements are met: (i) the Fund is classified as a "qualified investment entity" (a "qualified investment entity" includes entities taxable as regulated investment companies ("RICs") if, in general, more than 50% of the RIC's assets consists of interests in REITs and U.S. real property holding corporations); and
(ii) you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, distributions by a Fund are treated as gain from the disposition of a U.S. real property interest ("USRPI"), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that non-U.S. investors to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. If these rules do not apply to a distribution, such distribution in the hands of a non-U.S. investor is subject to the same treatment referenced in the preceding paragraph. Even if a non-U.S. shareholder does not own more than 5% of a class of Fund shares, Fund distributions to you that are attributable to gain from the sale or disposition of a USRPI will be taxable as ordinary dividends subject to withholding at a 30% or lower treaty rate.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units may recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. Please be advised that persons exchanging equity securities for Creation Units are required to make certain representations and warranties to the Trust and its agents, including a representation to the effect that if such person holds for the account of any single beneficial owner of Shares of the relevant Fund, eighty

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

percent (80%) or more of the outstanding Shares of the relevant Fund, that such a circumstance would not result in the Fund acquiring a basis in the portfolio securities deposited with the Fund with respect to an order to create Shares in such Fund different from the market value of such portfolio securities on the date of such order, pursuant to Section 351 and 362 of the Internal Revenue Code. To the extent an investor is unwilling or unable to make such representation, the order may be rejected. Investors should ensure that any reported gain or loss is consistent with any representations provided to the Trust or its agents. Further, the Internal Revenue Service may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     Certain Tax Exempt Investors. A fund investing in certain limited real estate investments and other publicly traded partnerships may be required to pass-through certain "excess inclusion income" and other income as "unrelated business taxable income" ("UBTI"). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisors prior to investment in the Funds regarding this issue and recent IRS pronouncements regarding the treatment of such income in the hands of such investors.

     Certain investments held by the Funds may be classified as passive foreign investment companies or "PFICs" under the Internal Revenue Code. Accordingly, investors should carefully consider the tax consequences of the impact that the PFIC investments may have on the Funds and consult their own tax advisors before making an investment. Additional information pertaining to the potential tax consequence to the Funds, and to the shareholders, from the Funds' potential investments in PFICs can be found in the SAI.

     Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

     From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.

                              FINANCIAL HIGHLIGHTS

     The financial highlights on the following pages are intended to help you understand each Fund's financial performance for the past five fiscal years or, if shorter, the period since each Fund's inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2008 Annual Report to shareholders of each of the Funds, which is available upon request.

          Selected data for a share outstanding throughout each period


                                                 SPDR DJ STOXX 50 ETF
                                ------------------------------------------------------
                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED       ENDED
                                9/30/2008  9/30/2007  9/30/2006  9/30/2005  9/30/2004+
                                ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................   $ 53.69    $  44.48   $ 39.31    $ 33.20     $ 27.89
                                 -------    --------   -------    -------     -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)..      1.88        1.50      1.30(5)    1.01        0.99
Net realized and unrealized
  gain (loss) (7).............    (17.09)       9.22      5.05       6.10        5.16
                                 -------    --------   -------    -------     -------
Total from investment
  operations..................    (15.21)      10.72      6.35       7.11        6.15
                                 -------    --------   -------    -------     -------
Net equalization credits and
  charges (5).................     (0.12)      (0.03)     0.38       0.00(4)     0.01
                                 -------    --------   -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.........     (1.69)      (1.47)    (1.41)     (1.00)      (0.85)
Net realized gains............     (0.34)      (0.01)    (0.15)        --          --
                                 -------    --------   -------    -------     -------
Total distributions...........     (2.03)      (1.48)    (1.56)     (1.00)      (0.85)
                                 -------    --------   -------    -------     -------
NET ASSET VALUE, END OF
  PERIOD......................   $ 36.33    $  53.69   $ 44.48    $ 39.31     $ 33.20
                                 =======    ========   =======    =======     =======
TOTAL RETURN (1)..............    (29.27)%     24.22%    17.40%     21.60%      22.13%
Net assets, end of period (in
  000's)......................   $76,311    $185,256   $71,175    $31,447     $24,896
Ratio of expenses to average
  net assets..................      0.29%       0.30%     0.33%      0.32%       0.33%
Ratio of net investment income
  (loss) to average net
  assets......................      3.35%       3.16%     3.13%      2.75%       2.98%
Portfolio turnover rate (3)...        14%          9%       14%         9%          7%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                               SPDR DJ EURO STOXX 50 ETF
                                ------------------------------------------------------
                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED       ENDED
                                9/30/2008  9/30/2007  9/30/2006  9/30/2005  9/30/2004+
                                ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................   $  62.12   $  49.23   $  41.31   $  33.94    $ 27.97
                                 --------   --------   --------   --------    -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)..       2.17       1.40       1.32(5)    0.94       0.64
Net realized and unrealized
  gain (loss) (7).............     (19.32)     12.80       7.92       7.39       6.14
                                 --------   --------   --------   --------    -------
Total from investment
  operations..................     (17.15)     14.20       9.24       8.33       6.78
                                 --------   --------   --------   --------    -------
Net equalization credits and
  charges (5).................      (0.24)      0.35      (0.08)      0.02       0.01
                                 --------   --------   --------   --------    -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.........      (1.95)     (1.66)     (1.24)     (0.98)     (0.82)
Net realized gains............      (0.90)        --         --         --         --
                                 --------   --------   --------   --------    -------
Total distributions...........      (2.85)     (1.66)     (1.24)     (0.98)     (0.82)
                                 --------   --------   --------   --------    -------
NET ASSET VALUE, END OF
  PERIOD......................   $  41.88   $  62.12   $  49.23   $  41.31    $ 33.94
                                 ========   ========   ========   ========    =======
TOTAL RETURN (1)..............     (29.00)%    29.76%     22.48%     24.82%     24.21%
Net assets, end of period (in
  000's)......................   $224,080   $484,541   $233,865   $179,688    $93,325
Ratio of expenses to average
  net assets..................       0.29%      0.30%      0.33%      0.32%      0.33%
Ratio of net investment income
  (loss) to average net
  assets......................       3.53%      2.86%      2.92%      2.79%      1.92%
Portfolio turnover rate (3)...         14%        11%         6%        15%        11%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                       SPDR S&P EMERGING               SPDR S&P
                                        ASIA PACIFIC ETF              CHINA ETF
                                   -------------------------  -------------------------
                                      YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                     ENDED     3/20/2007* -     ENDED     3/20/2007* -
                                   9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                   ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $  87.74      $ 60.50      $  94.34     $  52.23
                                    --------      -------      --------     --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).....       0.90         0.64          0.75         0.50
Net realized and unrealized gain
  (loss) (7).....................     (35.04)       25.50        (43.64)       40.90
                                    --------      -------      --------     --------
Total from investment
  operations.....................     (34.14)       26.14        (42.89)       41.40
                                    --------      -------      --------     --------
Net equalization credits and
  charges (5)....................       2.13         1.10          0.47         0.71
                                    --------      -------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............      (1.03)          --         (0.63)          --
Net realized gains...............      (0.11)          --            --           --
                                    --------      -------      --------     --------
Total distributions..............      (1.14)          --         (0.63)          --
                                    --------      -------      --------     --------
NET ASSET VALUE, END OF PERIOD...   $  54.59      $ 87.74      $  51.29     $  94.34
                                    ========      =======      ========     ========
TOTAL RETURN (1).................     (36.95)%      45.03%       (45.26)%      80.64%
Net assets, end of period (in
  000's).........................   $163,780      $61,420      $123,108     $122,639
Ratio of expenses to average net
  assets.........................       0.59%        0.63%(2)      0.59%        0.59%(2)
Ratio of expenses to average net
  assets before waiver...........       0.59%        0.63%(2)      0.59%        0.59%(2)
Ratio of net investment income
  (loss) to average net assets...       2.28%        3.33%(2)      1.33%        2.56%(2)
Portfolio turnover rate (3)......          7%           1%            4%           0%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                       SPDR S&P EMERGING               SPDR S&P
                                          MARKETS ETF                BRIC 40 ETF
                                   -------------------------  -------------------------
                                      YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                     ENDED     6/19/2007* -     ENDED     3/20/2007* -
                                   9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                   ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $ 75.21       $ 55.63      $  30.18     $  24.07
                                    -------       -------      --------     --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).....      1.32          0.42          0.39         0.07
Net realized and unrealized gain
  (loss) (7).....................    (23.44)        18.49        (10.19)        5.90
                                    -------       -------      --------     --------
Total from investment
  operations.....................    (22.12)        18.91         (9.80)        5.97
                                    -------       -------      --------     --------
Net equalization credits and
  charges (5)....................      0.16          0.67          0.04         0.14
                                    -------       -------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............     (0.65)           --         (0.13)          --
Net realized gains...............     (0.74)           --            --           --
                                    -------       -------      --------     --------

Total distributions..............     (1.39)           --         (0.13)          --
                                    -------       -------      --------     --------
NET ASSET VALUE, END OF PERIOD...   $ 51.86       $ 75.21      $  20.29     $  30.18
                                    =======       =======      ========     ========
TOTAL RETURN (1).................    (29.77)%       35.20%       (32.50)%      25.38%
Net assets, end of period (in
  000's).........................   $36,299       $45,125      $188,734     $156,921
Ratio of expenses to average net
  assets.........................      0.59%         0.60%(2)      0.40%        0.40%(2)
Ratio of expenses to average net
  assets before waiver...........      0.59%         0.60%(2)      0.50%        0.50%(2)
Ratio of net investment income
  (loss) to average net assets...      1.97%         2.42%(2)      1.43%        2.31%(2)
Portfolio turnover rate (3)......        11%            0%(6)        16%           0%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                       SPDR S&P EMERGING          SPDR S&P EMERGING
                                           EUROPE ETF             LATIN AMERICA ETF
                                   -------------------------  -------------------------
                                      YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                     ENDED     3/20/2007* -     ENDED     3/20/2007* -
                                   9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                   ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $ 64.57       $ 54.38      $ 78.49       $ 57.51
                                    -------       -------      -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).....      0.46          0.22         1.32          0.50
Net realized and unrealized gain
  (loss) (7).....................    (22.41)         9.18       (17.23)        20.32
                                    -------       -------      -------       -------
Total from investment
  operations.....................    (21.95)         9.40       (15.91)        20.82
                                    -------       -------      -------       -------
Net equalization credits and
  charges (5)....................      0.51          0.79         0.25          0.16
                                    -------       -------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............     (0.37)           --        (0.95)           --
Net realized gains...............     (0.03)           --        (0.05)           --
                                    -------       -------      -------       -------
Total distributions..............     (0.40)           --        (1.00)           --
                                    -------       -------      -------       -------
NET ASSET VALUE, END OF PERIOD...   $ 42.73       $ 64.57      $ 61.83       $ 78.49
                                    =======       =======      =======       =======
TOTAL RETURN (1).................    (33.45)%       18.73%      (20.21)%       36.49%
Net assets, end of period (in
  000's).........................   $81,189       $38,741      $74,202       $39,244
Ratio of expenses to average net
  assets.........................      0.60%         0.60%(2)     0.60%         0.60%(2)
Ratio of expenses to average net
  assets before waiver...........      0.60%         0.60%(2)     0.60%         0.60%(2)
Ratio of net investment income
  (loss) to average net assets...      0.96%         1.53%(2)     1.94%         1.98%(2)
Portfolio turnover rate (3)......        19%            3%           7%            2%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period


                                       SPDR S&P EMERGING               SPDR S&P
                                    MIDDLE EAST & AFRICA ETF       WORLD EX-US ETF
                                   -------------------------  -------------------------
                                      YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                     ENDED     3/20/2007* -     ENDED     4/20/2007* -
                                   9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                   ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $  68.63      $ 59.25      $ 34.05       $ 32.57
                                    --------      -------      -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).....       1.79(8)      0.67         0.61          0.41
Net realized and unrealized gain
  (loss) (7).....................     (15.86)        8.49       (11.31)         1.07
                                    --------      -------      -------       -------
Total from investment
  operations.....................     (14.07)        9.16       (10.70)         1.48
                                    --------      -------      -------       -------
Net equalization credits and
  charges (5)....................       1.04         0.22         0.62            --
                                    --------      -------      -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............      (1.02)          --        (0.57)           --
Net realized gains...............      (0.10)          --        (0.09)           --
                                    --------      -------      -------       -------
Total distributions..............      (1.12)          --        (0.66)           --
                                    --------      -------      -------       -------
NET ASSET VALUE, END OF PERIOD...   $  54.48      $ 68.63      $ 23.31       $ 34.05
                                    ========      =======      =======       =======
TOTAL RETURN (1).................     (19.37)%      15.84%      (30.13)%        4.56%
Net assets, end of period (in
  000's).........................   $152,538      $27,452      $27,973       $13,621
Ratio of expenses to average net
  assets.........................       0.59%        0.59%(2)     0.35%         0.35%(2)
Ratio of net investment income
  (loss) to average net assets...       3.88%        2.65%(2)     3.36%         2.89%(2)
Portfolio turnover rate (3)......          7%           1%           4%            0%(6)




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                                                   SPDR DJ WILSHIRE
                                     SPDR S&P INTERNATIONAL   INTERNATIONAL REAL ESTATE
                                         SMALL CAP ETF                   ETF
                                   -------------------------  -------------------------
                                      YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                     ENDED     4/20/2007* -     ENDED     12/15/2006* -
                                   9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                   ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $  36.71     $  35.59      $  63.83    $    60.28
                                    --------     --------      --------    ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).....       0.51         0.17          1.80          1.20
Net realized and unrealized gain
  (loss) (7).....................     (13.04)        0.70        (26.03)         3.33
                                    --------     --------      --------    ----------
Total from investment
  operations.....................     (12.53)        0.87        (24.23)         4.53
                                    --------     --------      --------    ----------
Net equalization credits and
  charges (5)....................       0.35         0.25          0.06          0.36
                                    --------     --------      --------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............      (0.30)          --         (1.80)        (1.34)
Net realized gains...............      (0.52)          --            --            --
                                    --------     --------      --------    ----------
Total distributions..............      (0.82)          --         (1.80)        (1.34)
                                    --------     --------      --------    ----------
NET ASSET VALUE, END OF PERIOD...   $  23.71     $  36.71      $  37.86    $    63.83
                                    ========     ========      ========    ==========
TOTAL RETURN (1).................     (33.83)%       3.14%       (38.38)%        8.09%
Net assets, end of period (in
  000's).........................   $331,890     $110,116      $811,118    $1,111,226
Ratio of expenses to average net
  assets.........................       0.59%        0.59%(2)      0.59%         0.60%(2)
Ratio of net investment income
  (loss) to average net assets...       2.38%        1.89%(2)      3.43%         3.01%(2)
Portfolio turnover rate (3)......         46%           2%            8%           16%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                     SPDR FTSE/MACQUARIE
                                    GLOBAL INFRASTRUCTURE          SPDR MSCI ACWI
                                           100 ETF                   EX-US ETF
                                  -------------------------  -------------------------
                                     YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                    ENDED     1/25/2007* -     ENDED     1/10/2007* -
                                  9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                  ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................   $ 57.68       $ 50.41      $  42.56     $  35.60
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)....      1.53(8)       0.59          0.82         0.44
Net realized and unrealized gain
  (loss) (7)....................    (11.64)         6.11        (13.76)        6.12
                                   -------       -------      --------     --------
Total from investment
  operations....................    (10.11)         6.70        (12.94)        6.56
                                   -------       -------      --------     --------
Net equalization credits and
  charges (5)...................      0.60          0.57          0.60         0.40
                                   -------       -------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income...........     (0.94)           --         (0.77)          --
Net realized gains..............     (0.20)           --         (0.06)          --
                                   -------       -------      --------     --------
Total distributions.............     (1.14)           --         (0.83)          --
                                   -------       -------      --------     --------
NET ASSET VALUE, END OF PERIOD..   $ 47.03       $ 57.68      $  29.39     $  42.56
                                   =======       =======      ========     ========
TOTAL RETURN (1)................    (16.93)%       14.43%       (29.53)%      19.55%
Net assets, end of period (in
  000's)........................   $79,944       $46,142      $258,639     $127,691
Ratio of expenses to average net
  assets........................      0.59%         0.59%(2)      0.34%        0.35%(2)
Ratio of net investment income
  (loss) to average net assets..      3.49%         2.50%(2)      3.00%        2.78%(2)
Portfolio turnover rate (3).....         7%            6%            5%           1%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                      SPDR RUSSELL/NORMURA       SPDR RUSSELL/NORMURA
                                        PRIME JAPAN ETF          SMALL CAP JAPAN ETF
                                   -------------------------  -------------------------
                                      YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                                     ENDED     11/9/2006* -     ENDED     11/9/2006* -
                                   9/30/2008     9/30/2007    9/30/2008     9/30/2007
                                   ---------  --------------  ---------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $ 55.91      $  52.65      $ 48.31      $  48.70
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).....      1.95          0.42         0.71          0.53
Net realized and unrealized gain
  (loss) (7).....................    (15.75)         2.84       (12.49)        (0.77)
                                    -------      --------      -------      --------
Total from investment
  operations.....................    (13.80)         3.26       (11.78)        (0.24)
                                    -------      --------      -------      --------
Net equalization credits and
  charges (5)....................     (0.62)           --        (0.12)        (0.03)
                                    -------      --------      -------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income............     (1.69)         0.00(4)     (0.57)        (0.12)
Net realized gains...............     (0.16)           --           --            --
                                    -------      --------      -------      --------
Total distributions..............     (1.85)           --        (0.57)        (0.12)
                                    -------      --------      -------      --------
NET ASSET VALUE, END OF PERIOD...   $ 39.64      $  55.91      $ 35.84      $  48.31
                                    =======      ========      =======      ========
TOTAL RETURN (1).................    (26.48)%        6.19%      (24.85)%       (0.57)%
Net assets, end of period (in
  000's).........................   $23,786      $268,392      $77,057      $137,695
Ratio of expenses to average net
  assets.........................      0.50%         0.51%(2)     0.55%         0.56%(2)
Ratio of net investment income
  (loss) to average net assets...      0.52%         0.97%(2)     1.24%         1.26%(2)
Portfolio turnover rate (3)......         3%            0%(6)       22%            2%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                                                                   SPDR DJ
                                                SPDR S&P         SPDR S&P         WILSHIRE
                                SPDR S&P      INTERNATIONAL  EMERGING MARKETS      GLOBAL
                              INTERNATIONAL      MID CAP         SMALL CAP       REAL ESTATE
                              DIVIDEND ETF         ETF              ETF              ETF
                             --------------  --------------  ----------------  --------------
                             FOR THE PERIOD  FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                              2/12/2008* -     5/7/2008* -     5/12/2008* -      5/7/2008* -
                                9/30/2008       9/30/2008        9/30/2008        9/30/2008
                             --------------  --------------  ----------------  --------------
NET ASSET VALUE, BEGINNING
  OF PERIOD................      $ 70.76         $ 35.46          $ 52.29          $ 49.87
                                 -------         -------          -------          -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)...................         3.56            0.32             0.16             0.56
Net realized and unrealized
  gain (loss) (7)..........       (23.17)          (9.74)          (20.81)          (10.80)
                                 -------         -------          -------          -------
Total from investment
  operations...............       (19.61)          (9.42)          (20.65)          (10.24)
                                 -------         -------          -------          -------
Net equalization credits
  and charges (5)..........         1.30              --             1.05             0.33
                                 -------         -------          -------          -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......        (4.28)             --               --            (0.63)
Net realized gains.........           --              --               --               --
                                 -------         -------          -------          -------
Total distributions........        (4.28)             --               --            (0.63)
                                 -------         -------          -------          -------
NET ASSET VALUE, END OF
  PERIOD...................      $ 48.17         $ 26.04          $ 32.69          $ 39.33
                                 =======         =======          =======          =======
TOTAL RETURN (1)...........       (26.93)%        (26.54)%         (37.48)%         (19.89)%
Net assets, end of period
  (in 000's)...............      $43,369         $ 5,208          $ 9,807          $15,731
Ratio of expenses to
  average net assets.......         0.48%(2)        0.45%(2)         0.76%(2)         0.50%(2)
Ratio of net investment
  income (loss) to average
  net assets...............         8.77%(2)        2.22%(2)         3.41%(2)         3.97%(2)
Portfolio turnover rate
  (3)......................           71%             19%               2%               4%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period

                                    SPDR S&P        SPDR S&P
                                  INTERNATIONAL   INTERNATIONAL     SPDR S&P        SPDR S&P        SPDR S&P
                                    CONSUMER        CONSUMER      INTERNATIONAL   INTERNATIONAL   INTERNATIONAL
                                  DISCRETIONARY      STAPLES         ENERGY         FINANCIAL      HEALTH CARE
                                     SECTOR          SECTOR          SECTOR          SECTOR          SECTOR
                                       ETF             ETF             ETF             ETF             ETF
                                 --------------  --------------  --------------  --------------  --------------
                                 FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                                  7/16/2008* -    7/16/2008* -    7/16/2008* -     7/16/2008*-    7/16/2008* -
                                    9/30/2008       9/30/2008       9/30/2008       9/30/2008       9/30/2008
                                 --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................      $ 25.54         $27.47          $ 31.62         $ 24.52         $31.23
                                     -------         ------          -------         -------         ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)...         0.12           0.13             0.16            0.10           0.11
Net realized and unrealized
  gain (loss) (7)..............        (3.26)         (1.69)           (6.57)          (3.05)         (2.91)
                                     -------         ------          -------         -------         ------
Total from investment
  operations...................        (3.14)         (1.56)           (6.41)          (2.95)         (2.80)
                                     -------         ------          -------         -------         ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income..........        (0.03)         (0.11)           (0.14)          (0.09)         (0.05)
                                     -------         ------          -------         -------         ------
NET ASSET VALUE, END OF
  PERIOD.......................      $ 22.37         $25.80          $ 25.07         $ 21.48         $28.38
                                     =======         ======          =======         =======         ======
TOTAL RETURN (1)...............       (12.29)%        (5.70)%         (20.28)%        (12.03)%        (8.97)%
Net assets, end of period (in
  000's).......................      $ 4,475         $5,160          $ 5,014         $ 4,295         $5,676
Ratio of expenses to average
  net assets...................         0.52%(2)       0.50%(2)         0.50%(2)        0.50%(2)       0.50%(2)
Ratio of net investment income
  (loss) to average net
  assets.......................         1.88%(2)       2.17%(2)         3.03%(2)        2.03%(2)       1.67%(2)
Portfolio turnover rate (3)....            1%             9%               1%              0%            18%




See accompanying notes to financial highlights at the end of this section.

          Selected data for a share outstanding throughout each period


                                  SPDR S&P        SPDR S&P        SPDR S&P          SPDR S&P          SPDR S&P
                                INTERNATIONAL   INTERNATIONAL   INTERNATIONAL     INTERNATIONAL     INTERNATIONAL
                                 INDUSTRIAL       MATERIALS      TECHNOLOGY    TELECOMMUNICATIONS     UTILITIES
                                   SECTOR          SECTOR          SECTOR            SECTOR            SECTOR
                                     ETF             ETF             ETF               ETF               ETF
                               --------------  --------------  --------------  ------------------  --------------
                               FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                7/16/2008* -    7/16/2008* -    7/16/2008* -      7/16/2008* -      7/16/2008* -
                                  9/30/200        9/30/2008       9/30/2008         9/30/2008         9/30/2008
                               --------------  --------------  --------------  ------------------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $ 27.47         $ 31.52         $ 27.77           $ 27.02           $ 29.47
                                   -------         -------         -------           -------           -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss).....................         0.09            0.11            0.06              0.16              0.37(8)
Net realized and unrealized
  gain (loss) (7)............        (5.44)         (10.02)          (5.56)            (4.33)            (4.45)
                                   -------         -------         -------           -------           -------
Total from investment
  operations.................        (5.35)          (9.91)          (5.50)            (4.17)            (4.08)
                                   -------         -------         -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income........        (0.05)          (0.07)             --             (0.14)            (0.44)
                                   -------         -------         -------           -------           -------
NET ASSET VALUE, END OF
  PERIOD.....................      $ 22.07         $ 21.54         $ 22.27           $ 22.71           $ 24.95
                                   =======         =======         =======           =======           =======
TOTAL RETURN (1).............       (19.49)%        (31.44)%        (19.81)%          (15.45)%          (13.87)%
Net assets, end of period (in
  000's).....................      $ 4,413         $ 4,309         $ 4,454           $ 4,542           $ 4,989
Ratio of expenses to average
  net assets.................         0.50%(2)        0.50%(2)        0.50%(2)          0.50%(2)          0.50%(2)
Ratio of net investment
  income (loss) to average
  net assets.................         1.55%(2)        1.99%(2)        1.04%(2)          3.11%(2)          6.47%(2)
Portfolio turnover rate (3)..            0%              4%              0%                0%                1%




See accompanying notes to financial highlights at the end of this section.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL HIGHLIGHTS

    *  Commencement of operations

   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (2) Annualized

   (3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (4) Amount is less than $0.005 per share

   (5) Per share numbers have been calculated using average shares outstanding.

   (6) Amount shown represents less than 0.5%

   (7) Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (8) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of these dividends amounted to $0.38 per share on SPDR S&P Emerging Middle East & Africa ETF, $0.44 per share on SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and $0.31 per share on SPDR S&P International Utilities Sector ETF, respectively.

    + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.

                   ADDITIONAL INFORMATION CONCERNING THE FUNDS

     The following charts are provided to: (i) show the frequency at which the daily market price on the Exchange was at a discount or premium to each Fund's daily net asset value ("NAV") during 2008; and (ii) compare each Fund's total pre-tax return at NAV with the total pre-tax return based on market price and its benchmark Index. The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. All data presented below represents past performance, which cannot be used to predict future results. Funds that do not include performance information below had not completed a full calendar year of operations.

                              SPDR DJ STOXX 50 ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    31        23       17       33        26       13



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -43.96%    -42.39%   -44.11%     -43.96%    -42.39%   -44.11%
Five Years Ended
  12/31/08............       -0.10%      1.50%     0.45%      -0.02%      0.30%     0.09%
Since Inception(1)....       36.17%     39.73%    37.22%       5.10%      5.53%     5.22%


--------

   (1) Total returns are calculated based on the commencement of operations on October 15, 2002.

                            SPDR DJ EURO STOXX 50 ETF

                               FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                          BID/OFFER MIDPOINT VS. NAV
                            -----------------------------------------------------
                             BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                       NAV                         NAV
                                    (PREMIUM)                   (DISCOUNT)
                            -------------------------   -------------------------
                             50-99   100-200     200     50-99   100-200     200
                             BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                            POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                            ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08...    30        21       19       36        23       17



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -44.98%    -43.26%   -45.24%     -44.98%    -43.26%   -45.24%
Five Years Ended
  12/31/08............       12.47%     15.10%    11.66%       2.38%      2.85%     2.23%
Since Inception(1)....       64.86%     69.42%    63.65%       8.38%      8.86%     8.25%


--------

   (1) Total returns are calculated based on the commencement of operations on October 15, 2002.

                       SPDR S&P EMERGING ASIA PACIFIC ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    24        44       35       23        37       36



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -50.42%    -49.13%   -52.86%     -50.42%    -49.13%   -52.86%
Since Inception(1)....      -26.80%    -25.38%   -29.35%     -16.05%    -15.13%   -17.26%


--------

   (1) Total returns are calculated based on the commencement of operations on March 20, 2007.

                               SPDR S&P CHINA ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                                                             BID/OFFER
                                 BID/OFFER MIDPOINT       MIDPOINT BELOW
                                     ABOVE NAV                  NAV
                                     (PREMIUM)              (DISCOUNT)
                             -------------------------   ----------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    23        29       56       23        23       55



                             CUMULATIVE TOTAL RETURN     AVERAGE ANNUAL TOTAL RETURN
                           ---------------------------   ---------------------------
                                                 INDEX                         INDEX
                           NET ASSET   MARKET    VALUE   NET ASSET   MARKET    VALUE
                             VALUE      VALUE    (USD)     VALUE      VALUE    (USD)
                           ---------   ------   ------   ---------   ------   ------
One Year Ended
  12/31/08...............    -50.68%   -49.04%  -52.23%    -50.68%    49.04%  -52.23%
Since Inception(1).......    -12.88%   -11.37%  -14.78%     -7.44%    -6.54%   -8.36%


--------

   (1) Total returns are calculated based on the commencement of operations on March 20, 2007.

                          SPDR S&P EMERGING MARKETS ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    44        38       23       29        25       14



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -50.86%    -49.81%   -53.46%     -50.86%    -49.81%   -53.46%
Since Inception(1)....      -30.54%    -29.46%   -33.47%     -18.47%    -17.76%   -19.93%


--------

   (1) Total returns are calculated based on the commencement of operations on March 20, 2007.

                              SPDR S&P BRIC 40 ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    35        38       21       28        39       21



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -55.02%    -54.58%   -55.03%     -55.02%    -54.58%   -55.03%
Since Inception(1)....      -39.42%    -38.98%   -39.27%     -27.85%    -27.51%   -27.02%


--------

   (1) Total returns are calculated based on the commencement of operations on June 19, 2007.

                          SPDR S&P EMERGING EUROPE ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    31        30       24       33        37       24



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -65.19%    -65.04%   -68.60%     -65.19%    -65.04%   -68.60%
Since Inception(1)....      -54.59%    -54.15%   -57.44%     -35.75%    -35.41%   -37.25%


--------

   (1) Total returns are calculated based on the commencement of operations on March 20, 2007.

                       SPDR S&P EMERGING LATIN AMERICA ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    27        10        9       29        9         2



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -50.47%    -49.71%   -51.47%     -50.47%    -49.71%   -51.47%
Since Inception(1)....      -29.01%    -27.82%   -28.61%     -17.47%    -16.70%   -16.79%


--------

   (1) Total returns are calculated based on the commencement of operations on March 20, 2007.

                   SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    29        39       35       20        38       33



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -36.80%    -37.05%   -37.29%     -36.80%    -37.05%   -37.29%
Since Inception(1)....      -23.89%    -23.66%   -21.82%     -14.19%    -14.04%   -12.56%


--------

   (1) Total returns are calculated based on the commencement of operations on March 20, 2007.

                            SPDR S&P WORLD EX-US ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    47        58       49       11        7         3



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -42.83%    -40.35%   -44.21%     -42.83%    -40.35%   -44.21%
Since Inception(1)....      -41.46%    -38.97%   -42.59%     -27.03%    -25.21%   -27.18%


--------

   (1) Total returns are calculated based on the commencement of operations on April 20, 2007.

                      SPDR S&P INTERNATIONAL SMALL CAP ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    43        40       28       23        14       14



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -45.45%    -45.16%   -47.08%     -45.45%    -45.16%   -47.08%
Since Inception(1)....      -46.68%    -45.33%   -48.72%     -30.93%    -29.90%   -31.73%


--------

   (1) Total returns are calculated based on the commencement of operations on April 20, 2007.

                 SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    42        41       16       26        27       19



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -51.12%    -50.46%   -51.62%     -51.12%    -50.46%   -51.62%
Since Inception(1)....      -52.67%    -51.91%   -52.66%     -30.62%    -30.07%   -30.16%


--------

   (1) Total returns are calculated based on the commencement of operations on December 15, 2006.

                SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    74        21        4       11        8         4



                             CUMULATIVE TOTAL RETURN     AVERAGE ANNUAL TOTAL RETURN
                           ---------------------------   ---------------------------
                                                 INDEX                         INDEX
                           NET ASSET   MARKET    VALUE   NET ASSET   MARKET    VALUE
                             VALUE      VALUE    (USD)     VALUE      VALUE    (USD)
                           ---------   ------   ------   ---------   ------   ------
One Year Ended
  12/31/08...............    -31.52%   -30.34%  -31.14%    -31.52%   -30.34%  -31.14%
Since Inception(1).......    -16.14%   -14.62%  -15.01%     -8.70%    -7.84%   -7.81%


--------

   (1) Total returns are calculated based on the commencement of operations on January 25, 2007.

                            SPDR MSCI ACWI EX-US ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    35        27       23       27        18       22



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -44.29%    -42.54%   -45.24%     -44.29%    -42.54%   -45.24%
Since Inception(1)....      -33.92%    -31.81%   -34.09%     -18.92%    -17.62%   -18.81%


--------

   (1) Total returns are calculated based on the commencement of operations on January 10, 2007.

                       SPDR RUSSELL/NOMURA PRIME JAPAN ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    20        18       18       40        54       49



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -27.48%    -25.11%   -26.19%     -27.48%    -25.11%   -26.19%
Since Inception(1)....      -27.57%    -25.59%   -26.60%     -13.96%    -12.87%   -13.30%


--------

   (1) Total returns are calculated based on the commencement of operations on November 9, 2006.

                     SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
One Year Ended 12/31/08....    29        36       20       34        33       32



                             CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------    -----------------------------
                                                  INDEX                            INDEX
                          NET ASSET    MARKET     VALUE    NET ASSET    MARKET     VALUE
                            VALUE       VALUE     (USD)      VALUE       VALUE     (USD)
                          ---------    ------    ------    ---------    ------    ------
One Year Ended
  12/31/08............      -17.85%    -15.05%   -16.19%     -17.85%    -15.05%   -16.19%
Since Inception(1)....      -24.18%    -22.15%   -23.00%     -12.11%    -11.02%   -11.37%


--------

   (1) Total returns are calculated based on the commencement of operations on November 9, 2006.

                       SPDR S&P INTERNATIONAL DIVIDEND ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (2/19/08) through
  12/31/08.................    60        35       14       14        7        11


                       SPDR S&P INTERNATIONAL MID CAP ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (5/13/08) through
  12/31/08.................    28        22       24       12        10       12

                     SPDR S&P EMERGING MARKETS SMALL CAP ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (5/16/08) through
  12/31/08.................    13        33       22       10        23       12


                     SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (5/13/08) through
  12/31/08                     39        41       19        7        3         4


            SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    18        14       17       13        15        9


               SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    14        24       12        9        12        9

                    SPDR S&P INTERNATIONAL ENERGY SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    20        13       13       14        9         9


                   SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    16        12       19       13        11       13


                  SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    21        31       18        6        2         7


                  SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    22        38       24        3        3         2

                   SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    23        41       20        4        5         4


                  SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    30        31       23        7        3         3


              SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    16        15       19       10        5         8


                   SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF

                                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                           BID/OFFER MIDPOINT VS. NAV
                             -----------------------------------------------------
                              BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                        NAV                         NAV
                                     (PREMIUM)                   (DISCOUNT)
                             -------------------------   -------------------------
                              50-99   100-200     200     50-99   100-200     200
                              BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                             POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                             ------   -------   ------   ------   -------   ------
Commencement of Trading
  (7/22/08) through
  12/31/08.................    17        14       15       15        10       10

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

                       WHERE TO LEARN MORE ABOUT THE FUNDS

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. A SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds' website at www.SPDRs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

     The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street, NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF EACH FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

STISPROS                 The Trust's Investment Company Act Number is 811-21145.